Message from the Chairman

Against the backdrop of a Federal Reserve Board that consistently has been pushing up interest rates in an effort to slow down the economy and insure that inflation doesn't rear its ugly head, the equity markets had a seesaw first half performance. The Dow Jones Industrial Average dropped almost 2,000 points over a sixty-day period from its high of 11,700 in the middle of January, and then was able to recover some lost ground. More aggressive investors painfully watched the NASDAQ Index, after hitting an all-time high of 5,048 in early March, free-fall over the next two months all the way down to 3,164, a stunning decline of over 37%. Since hitting that level, however, the NASDAQ, which is full of technology and telecommunications issues, was able to climb back over the 4,000 level.

For the first six months ended June 30, the Dow Jones Industrial Average had a negative total rate of return of -8.45%. The Standard & Poor's 500 Index, while performing better than the Dow, was still slightly negative at -0.42%. The NASDAQ also finished in negative territory, at -2.46%. International stocks, as tracked by the Morgan Stanley EAFE (Europe, Australia and Far
East) Index, similarly had a difficult first half, finishing down -4.63%. This was one of those periods where there was no place for equity investors to hide. However, we have to remember that we are coming off an extended period of outstanding equity returns, especially for large capitalization growth stock investors, so we should keep our expectations going forward as realistic as possible.

The disparity in performance between growth stocks and value stocks continues to surprise many market observers. When you analyze the 1000 largest stocks in the Frank Russell universe of 3000 stocks, you see that for the first six months of 2000, large cap growth stocks had a positive return of 4.23%, while the large cap value stocks had a negative return of -4.23%. For the three-year period ending June 30, 2000, large cap value stocks, which tend to be companies selling at relatively low price-to-earnings and price-to-book ratios, have underperformed large cap growth stocks by over 17% on an annualized basis - an enormous gap. In the small cap arena, as tracked by the Russell 2000 universe, small cap value stocks finally showed superior performance over small cap growth stocks for the first six months, but still have a long way to go before correcting their huge relative underperformance of the last several years.

Many investors have "thrown in the towel" as far as value stocks go, preferring to cast their lot with the higher growth and certainly more exciting high growth, high P/E stocks in the technology, biotechnology and telecommunications industries. But valuations of many stocks in these high growth industries often are at breathtaking, and unsustainable, levels with the potential for severe downward price adjustments. It reinforces the theme of not putting too many of your investment eggs in one basket, and always being keenly aware of the overall level of risk in your portfolio, making sure it's one with which you are totally comfortable.

We hope that you will read the portfolio summaries from the various managers in this semiannual report, and as always, we welcome your comments and questions.

Sincerely,

/s/Robert N. Sawyer

Robert N. Sawyer
Chairman

Performance data contained in this report is for past periods only. Past performance is not predictive of future performance.
Investment return and share value will fluctuate, and redemption value may be more or less than original cost.


Large Cap Value

A distinct turnaround from growth to value began around the middle of March 2000. That turnaround indeed continued into April, when many value managers happily noted the one year anniversary of value stocks' remarkable and historic April 1999 recovery and hoped that the same shift in market sentiment from growth to value might be more sustainable this year.

On an absolute and relative basis, the Large Cap Value Portfolio performed exceptionally well in March. Although the major benchmarks reported negative performance in April, the Portfolio eked out a positive return and (1) expanded its relative performance versus both growth and value benchmarks, and (2) continued to narrow the gap that had developed early in the first quarter between it and those benchmarks.

It was clear, at least on a short-term basis, that large capitalization growth stocks had unarguably fallen from favor in the March to April time frame. This disparity continued into May, when value benchmarks produced positive returns and growth benchmarks continued to slip with another month of negative returns. More importantly, the Large Cap Value Portfolio, for the third consecutive month, produced superior returns versus all benchmarks. By the end of May, the Portfolio had regained most of the ground it had lost in the overheated growth market that characterized the first two months of the new millennium.

David L. Babson & Co. Inc.

Top Holdings
                                     % of Total
Harcourt General, Inc.                   4.0%
Aetna, Inc.                              3.2%
BP Amoco                                 3.0%
Royal Dutch Petroleum Co.                3.0%
Boeing Co.                               2.9%

Total                                   16.1%

As of June 30, 2000, schedule of investments. Subject to change.

Total Return as of June 30, 2000
                                              Since Commencement
                        Six Months   One year  November 13, 1997

Large Cap Value            -5.53%     -16.01%        -1.19%


Schedule of Investments

June 30, 2000 (unaudited)

Large Cap Value

  SHARES     COMPANY                                  MARKET VALUE

COMMON STOCKS - 94.87%
BASIC MATERIALS - 11.41%
      1,560  duPont (E.I.) deNemours & Co.          $      68,250
        320  Martin Marietta Materials, Inc.               12,940
      1,840  Millennium Chemicals, Inc.                    31,280
      1,560  Potlatch Corp.                                51,675
      3,950  USX-U.S. Steel Group                          73,322
      1,190  Weyerhaeuser Co.                              51,170
      1,840  Willamette Industries, Inc.                   50,140
                                                          338,777
CAPITAL GOODS - 10.06%
      2,070  Boeing Co.                                    86,552
      1,020  Hanson PLC                                    35,955
      2,310  Lockheed Martin Corp.                         57,317
      3,210  Raytheon Co. Cl. B                            61,793
      5,790  Wallace Computer Services, Inc.               57,176
                                                          298,793
CONSUMER CYCLICAL - 10.39%
      2,590  Dana Corp.                                    54,876
      2,180  Harcourt General, Inc.                       118,538
      3,220  The Limited, Inc.                             69,633
      2,010  Sears, Roebuck & Co.                          65,576
                                                          308,623
CONSUMER STAPLES - 8.29%
      2,600  Albertson's, Inc.                             86,450
      2,282  Diageo PLC                                    81,154
      3,400  Fortune Brands, Inc.                          78,412
                                                          246,016
ENERGY - 8.30%
      1,558  BP Amoco                                      88,124
      1,430  Royal Dutch Petroleum Co.                     88,034
      2,800  USX-Marathon Group                            70,175
                                                          246,333
FINANCIAL - 22.73%
      3,390  Allstate Corp.                                75,428
      1,560  American Express Co.                          81,315
         31  Berkshire Hathaway, Inc. Cl. B*               54,560
      1,410  Chase Manhattan Corp.                         64,948
      1,335  Citigroup, Inc.                               80,434
      4,500  National City Corp.                           76,781
      2,200  SLM Holding Corp.                             82,362
        450  Student Loan Corp.                            18,900
      3,480  U.S. Bancorp                                  66,990
      1,890  Wells Fargo & Co.                             73,237
                                                          674,955
HEALTHCARE - 8.72%
      1,490  Aetna, Inc.                                   95,639
      2,900  Tenet Healthcare Corp.                        78,300
        990  United Healthcare Corp.                       84,892
                                                          258,831
TECHNOLOGY - 8.05%
      1,520  Apple Computer, Inc.                          79,610
        730  International Business Machines Corp.         79,981
      3,830  Xerox Corp.                                   79,473
                                                          239,064
TRANSPORTATION & SERVICES - 5.02%
      1,820  CSX Corp.                                     38,561
      2,974  KLM Royal Dutch Airlines                      78,997
      2,120  Norfolk Souther Corp.                         31,535
                                                          149,093
UTILITIES - 1.90%
      1,000  Duke Energy Corp.                             56,375

TOTAL COMMON STOCKS                                     2,816,860
(Cost $2,962,627)

   FACE
  AMOUNT     DESCRIPTION                              MARKET VALUE

REPURCHASE AGREEMENT - 6.06%
$   180,000  UMB Bank, n.a.,
               5.90% due 7/03/00
               (Collateralized by U.S.
               Treasury Notes, 6.625%
               due 6/30/01 with a
               value of $184,173)                         180,000
(Cost $180,000)

TOTAL INVESTMENTS - 100.93%                             2,996,860
(Cost $3,142,627)

Other assets less liabilities - (0.93%)                   (27,505)

TOTAL NET ASSETS - 100.00%                          $   2,969,355

The identified cost of investments owned at June 30, 2000, was the same for federal income tax and book purposes.

Net unrealized depreciation for federal income tax purposes was $145,767, which is comprised of unrealized appreciation of $405,197 and unrealized depreciation of $550,964.

*Non-income producing security

See accompanying Notes to Financial Statements.


Large Cap Growth

Domestic equity markets experienced heightened levels of volatility in the year's second quarter, but continued to reward rapidly growing, multi-national large capitalization companies. Despite the market's dramatic swings, relative moves in the Portfolio were subdued due to low turnover and a relatively concentrated number of names (34 at quarter-end).

In spite of the volatility and short-term weakness in the technology sector, we remain confident of the potential for tremendous long-term earnings growth. We continue to find attractive investment candidates. Recognizing the oversold nature of the market midway through the second quarter, we added selected names to the Portfolio. These included Immunex, Nortel
Networks and Safeway.

Portfolio structure continues to stress adequate diversification, represented in the second quarter by strong performance contributions from health care product developer Johnson &
Johnson (45.0%), optical fiber producer Corning (39.1%), electrical utility provider AES (15.9%), and diversified media company Clear Channel Communications (8.6%).

Other standout performers during the second quarter included biopharmaceutical firm Immunex (49.9%), telecommunications equipment manufacturer Nortel (32.2%) and EMC (22.1%), an enterprise storage provider.

Stein Roe & Farnham Incorporated

Top Holdings
                                     % of Total
Citigroup, Inc.                          4.6%
Corning, Inc.                            4.0%
Pfizer, Inc.                             4.0%
Emc Corp.                                3.9%
Johnson & Johnson                        3.8%

Total                                   20.3%

As of June 30, 2000, schedule of investments. Subject to change.

Total Return as of June 30, 2000

                                                 Since Commencement
                        Six Months    One year   November 13, 1997

Large Cap Growth           12.20%      34.06%         30.75%


Schedule of Investments

June 30, 2000 (unaudited)

Large Cap Growth

  SHARES     COMPANY                                  MARKET VALUE

COMMON STOCKS - 98.70%
BASIC MATERIALS - 2.24%
      3,000  Immunex Corp.                          $     148,313

CAPITAL GOODS - 6.99%
      2,500  Applied Materials, Inc.                      226,563
      5,000  Tyco International Ltd.                      236,875
                                                          463,438
CONSUMER CYCLICAL - 12.28%
      1,000  Corning, Inc.                                269,875
      4,500  General Electric Co.                         238,500
      3,000  Home Depot, Inc.                             149,813
      2,800  Kohl's Corp.                                 155,750
                                                          813,938
CONSUMER STAPLES - 3.40%
      5,000  Safeway, Inc.                                225,625

ENERGY - 2.75%
      4,000  AES Corp.                                    182,500

FINANCIAL - 4.55%
      5,000  Citigroup, Inc.                              301,250

HEALTHCARE - 14.14%
     10,000  Boston Scientific Corp.                      219,375
      2,500  Johnson & Johnson                            254,687
      4,000  Medtronic, Inc.                              199,250
      5,500  Pfizer, Inc.                                 264,000
                                                          937,312
MEDIA & ENTERTAINMENT - 8.98%
      5,000  Global Crossings Ltd.                        131,562
      7,000  AT&T Corp. - Liberty Media Corp.             169,750
      1,600  JDS Uniphase Corp.                           191,800
      1,500  Nortel Networks Corp.                        102,375
                                                          595,487

 SHARES OR
FACE AMOUNT  COMPANY                                  MARKET VALUE

TECHNOLOGY - 39.96%
      3,000  American Tower Corp.                         125,063
      4,000  Atmel Corp.                                  147,500
      4,000  Cisco Systems, Inc.                          254,250
      3,000  Clear Channel Communications, Inc.           225,000
      1,500  Comcast Corp. Cl. A (non-voting)              60,750
      3,400  EMC Corp.                                    261,588
      7,000  L.M. Ericsson                                140,000
      3,000  LSI Logic Corp.                              162,375
      2,500  Microsoft Corp.                              200,000
      4,200  Motorola, Inc.                               122,062
      2,400  Nokia Corp.                                  119,850
      3,000  Novellus Systems                             169,688
      2,400  Oracle Corp.                                 201,750
      3,000  Texas Instruments, Inc.                      206,062
      5,500  Worldcom, Inc.                               252,312
                                                        2,648,250
UTILITIES - 3.41%
      3,500  Enron Corp.                                  225,750

TOTAL COMMON STOCKS                                     6,541,862
(Cost $4,475,637)

TOTAL INVESTMENTS - 98.70%                              6,541,862
(Cost $4,475,637)

Other assets less liabilities - 1.30%                      86,179

TOTAL NET ASSETS - 100.00%                          $   6,628,042

The identified cost of investments owned at June 30, 2000, was the same for federal income tax and book purposes.

Net unrealized appreciation for federal income tax purposes was $2,066,225, which is comprised of unrealized appreciation of $2,134,852 and unrealized depreciation of $68,627.

See accompanying Notes to Financial Statements.


Mid Cap Equity

The first half of 2000 was a good time to be a mid cap equity investor. The Standard & Poor's Mid Cap Index* was up nearly 9%. The Investors Mark Mid Cap Equity Portfolio surpassed this benchmark with a total return of 9.7%. This strong showing was accomplished despite other segments of the stock market having struggled. The S&P 500 Large Cap Index* was down -0.4%, the Morgan Stanley Capital International EAFE Index* was down -4.0%, and the Russell 2000 Small Cap Index* was up only 3.0%.

Within the mid cap market, the period was volatile. Technology stocks again were dominating the market early in the year. In
March, this sentiment shifted remarkably. Defensive sectors like health care, food services and utilities took over market leadership. This volatility is perhaps best illustrated by the technology-heavy NASDAQ's performance: up 30% in the first part of the year, but finishing in negative territory for the period down -2.5%.

Standish, Ayer & Wood, Inc.

* Indices are unmanaged and not available for direct investment.

Top Holdings
                                        % of Total
Standard & Poor's 400 Mid-Cap
  Depository Receipts                      4.2%
Standard & Poor's 500 Depository Receipts  4.1%
Coastal Corp.                              2.9%
Genzyme Corp.                              2.3%
Valassis Communications, Inc.              2.2%

Total                                     15.7%

As of June 30, 2000, schedule of investments. Subject to change.

Total Return as of June 30, 2000
                                           Since Commencement
                    Six Months  One year   November 13, 1997

Mid Cap Equity        9.74%      12.41%          9.25%


Schedule of Investments

June 30, 2000 (unaudited)

MID CAP EQUITY

  SHARES     COMPANY                                  MARKET VALUE

COMMON STOCKS - 96.02%
BASIC MATERIALS - 4.30%
      1,100  Cytec Industries, Inc.*                $      27,156
        300  Nucor Corp.                                    9,956
      1,200  OM Group, Inc.                                52,800
      1,200  Westvaco Corp.                                29,775
      1,500  Worthington Industries, Inc.                  15,750
                                                          135,437
CAPITAL GOODS - 6.17%
        400  Advanced Energy Industries*                   23,575
        700  American Standard Cos.*                       28,700
        400  Danaher Corp.                                 19,775
        500  Dycom Industries, Inc.                        23,000
        700  Ingersoll-Rand Co.                            28,175
        300  Lafarge Corp.                                  6,300
        800  Parker Hannifin Corp.                         27,400
        500  Quaker Oats Co.                               37,563
                                                          194,488
CONSUMER CYCLICAL - 20.67%
      1,200  ACNielsen Corp.*                              26,400
        500  Avery Dennison Corp.                          33,562
      1,000  Brinker International, Inc.*                  29,250
        400  Federated Department Stores, Inc.*            13,500
      1,503  Flowers Industries, Inc.                      29,966
      1,600  Furniture Brands International*               24,200
        300  Gannett, Inc.                                 17,944
        500  Jones Apparel Group, Inc.*                    11,750
      2,000  Linens `n Things, Inc.*                       54,250
      1,200  Mohawk Industries, Inc.*                      26,100
        500  Omnicom Group                                 44,531
        450  Paychex, Inc.                                 18,900
      1,000  Readers Digest Assn. Cl. A                    39,750
      1,100  Ross Stores, Inc.                             18,769
      1,100  Station Casinos                               27,500
      1,000  Supervalu, Inc.                               19,063
      2,100  TJX Companies, Inc.                           39,375
        600  True North Communications                     26,400
        600  Talbots, Inc.                                 32,962
      1,800  Valassis Communications, Inc.                 68,625
        500  Whirlpool Corp.                               23,313
          2  Xerox Corp.                                       42
        700  Zale Corp.*                                   25,550
                                                          651,702
CONSUMER STAPLES - 8.40%
        700  CVS Corp.                                     28,000
        700  Coors Adolph Cl. B                            42,350
        900  Dentsply International, Inc.                  27,731
        800  Elan Corp.*                                   38,750
        500  Hain Food Group*                              18,344
      1,700  Kaufman & Broad Home Corp.                    33,681
        700  Knight-Ridder, Inc.                           37,231
      1,000  McCormick & Co.                               32,500
      1,000  NBTY, Inc.*                                    6,375
                                                          264,962
ENERGY - 10.21%
        900  American Power Conversion Corp.*              36,731
          6  BP Amoco PLC                                     339
      1,500  Coastal Corp.                                 91,313
        900  Constellation Energy Corp.                    29,306
        414  Dynergy, Inc.                                 28,281
      1,200  El Paso Energy Corp.                          61,125
      2,400  Energy East Corp.                             45,750
        600  Equitable Resources, Inc.                     28,950
                                                          321,795
FINANCIAL - 19.98%
        400  AMBAC Financial Group                         21,925
        600  CSG Sytems International, Inc.*               33,638
          4  Chase Manhattan Corp.                            184
      1,800  Cullen/Frost Bankers, Inc.                    47,362
      1,400  Dime Bancorp Inc.                             22,050
        600  Dow Jones & Company, Inc.                     43,950
        600  Fleet Boston Financial Corp.                  20,400
        200  General Growth Properties                      6,350
        600  Golden West Financial Co.                     24,488
        415  Liberty Property Trust                        10,764
        618  North Fork BanCorp.                            9,347
        600  PMI Group, Inc.                               28,500
        400  PNC Bank Corp.                                18,750
      1,100  Painwebber Group, Inc.                        50,050
        600  Prentiss Properties Trust                     14,400
          1  Reliastar Financial Corp.                         52
        600  SouthTrust Corp.                              13,575
      1,500  Standard & Poor's 400 Mid-Cap
               Depository Receipts                        133,125
        902  Standard & Poor's 500
               Depository Receipts                        131,044
                                                          629,954
HEALTHCARE - 10.16%
        700  Alpharma, Inc. Cl. A                          43,575
        700  Bard C R, Inc.                                33,688
      1,100  Biomet, Inc.                                  42,281
      1,200  Genzyme Corp.*                                71,325
        900  Lam Research Corp.                            33,750
      1,300  Renal Care Group*                             31,789
      1,400  Sybron International Corp.*                   27,738
        500  Wellpoint Health Networks, Inc.*              36,219
                                                          320,365
TECHNOLOGY - 13.05%
        300  Advanced Micro Devices                        23,175
        300  ADC Telecommunication, Inc.                   25,162
          1  AT&T Corp.                                        32
        300  BMC Software, Inc.*                           10,945
        400  Black & Decker Corp.                          15,725
        400  Black Box Corp.*                              31,669
        700  Cypress Semiconductor Corp.*                  29,575
        600  Integrated Device Technology, Inc.*           35,925
        900  Jabil Circuit, Inc.                           44,663
        300  Microchip Technology, Inc.                    17,480
        900  Novellus Systems, Inc.*                       50,906
        300  Pinnacle West Capital Corp.                   10,163
        200  Rational Software Corp.*                      18,587
        900  SEI Investments Co.                           35,831
        675  Symbol Technologies                           36,450
        200  Waters Corp.*                                 24,962
                                                          411,250
TRANSPORTATION & SERVICES - 0.83%
        500  General Dynamics Corp.                        26,125

UTILITIES - 2.25%
        800  AES Corp.                                     36,500
        800  Dominion Resources, Inc.                      34,300
          2  FPL Group, Inc.                                   99
                                                           70,899

TOTAL COMMON STOCKS                                     3,026,977
(Cost $2,737,258)

   FACE
  AMOUNT     DESCRIPTION                              MARKET VALUE

REPURCHASE AGREEMENT - 4.95%
$   156,000  UMB Bank, n.a.,
               3.50% due 7/03/00
               (Collateralized by U.S.
               Treasury Notes, 6.25%
               due 12/15/07 with a
               value of $163,800)                         156,000
(Cost $156,000)

TOTAL INVESTMENTS - 100.97%                             3,182,977
(Cost $2,893,258)

Other assets less liabilities - (0.97%)                   (30,630)

TOTAL NET ASSETS - 100.00%                          $   3,152,347

The identified cost of investments owned at June 30, 2000, was the same for federal income tax and book purposes.

Net unrealized appreciation for federal income tax purposes was $289,719, which is comprised of unrealized appreciation of $436,917 and unrealized depreciation of $147,198.

*Non-income producing security

See accompanying Notes to Financial Statements.


Small Cap Equity

The investment results for the first half of the year 2000 represented a continuation of last year's trends in the stock market. We saw continued positive sentiment towards small cap growth stocks, particularly in the area of technology. It was also a very favorable environment for small cap IPOs. We continued to take advantage of these favorable trends during the first half of the year, although we experienced a significant correction in the Portfolio from the middle of March to the end of May as investors worried about higher interest rates and equity valuations. Fortunately, the economy has shown some signs of slowing in recent months, corporate earnings continue to be quite robust, and interest rates appear to have stabilized for the time being. As such, the Portfolio rebounded nicely in June, and we are off to a solid start in the third quarter.

Our technology weighting advanced from 40% at the beginning of the year to 47% at the end of June. We continue to be big believers in the growth opportunities for this sector. By way of example, we have often talked about our investment in Art Technology Group (ARTG), a provider of e-commerce software applications. ARTG generated $12 million in revenue in 1998 but should generate over $200 million in revenue next year. We think it truly is an exceptional time for new companies to achieve significant business results.

We continue to find new investment opportunities in the IPO market as well. We participated in the IPOs of around 50 companies during the first half of the year. A total of 248 companies went public in the first half of the year, which makes it possible that this year's IPO market will exceed last year's record 515 IPOs. Roughly 7% of the Portfolio's assets are invested in companies which have gone public in the first half of 2000. Another 14% of the Portfolio's holdings went public during 1999. We continue to be optimistic about the Portfolio's prospects and the small cap growth asset class for the coming quarters.

Stein Roe & Farnham Incorporated

Top Holdings
                                     % of Total
Mrv Communications, Inc.                 2.8%
Critical Path, Inc.                      2.1%
Dsp Group, Inc.                          2.0%
Titan Corp.                              2.0%
Aspen Technology, Inc.                   1.9%

Total                                   10.8%

As of June 30, 2000, schedule of investments. Subject to change.

Total Return as of June 30, 2000
                                               Since Commencement
                        Six Months   One year   November 13, 1997

Small Cap Equity           19.85%      76.37%         19.07%


Schedule of Investments

June 30, 2000 (unaudited)

SMALL CAP EQUITY

  SHARES     COMPANY                                  MARKET VALUE

COMMON STOCKS - 96.84%
BASIC MATERIALS - 0.70%
       1,100 Stillwater Mining Co.                  $      30,662

CAPITAL GOODS - 3.50%
       1,300 Astec Industries                              32,988
       1,200 GSI Lumonics, Inc.*                           42,150
       1,200 Kemet Corp.                                   30,075
       2,100 Tetra Technology                              48,037
                                                          153,250
CONSUMER CYCLICAL - 6.56%
       1,900 Ann Taylor Stores Corp.*                      62,937
         200 Catalina Marketing Corp.                      20,400
       1,300 CEC Entertainment                             33,313
       1,900 Chico's FAS, Inc.                             38,000
         600 Closure Medical Corp.*                        13,800
         300 Damark International, Inc.*                    6,450
         900 Net.Genesis Corp.*                            16,256
         400 99 Cents Only Stores                          15,950
         200 Radio One, Inc.                                5,913
         400 Radio One, Inc. Cl. D*                         8,825
       1,200 Station Casinos, Inc.                         30,000
       1,600 Tuesday Morning Corp.*                        16,800
         600 Tweeter Home Entertainment Group              18,225
                                                          286,869
CONSUMER STAPLES - 3.39%
       2,100 American National Can Group                   35,437
       1,300 Aptargroup, Inc.                              35,100
         300 Aurora Biosciences Corp.*                     20,456
         700 Canadaigua Brands, Inc.  Cl. A                35,306
         600 Zale Corp.*                                   21,900
                                                          148,199
ENERGY - 4.88%
         400 Barrett Resources Co.*                        12,175
         600 Cal Dive International, Inc.*                 32,513
         600 Hanover Compressor Co.                        22,800
         600 Louis Dreyfus Natural Gas*                    18,788
       1,100 Pogo Producing Co.                            24,338
         600 Pride International, Inc.                     14,850
       1,800 Santa Fe Snyder Corp.                         20,475
         900 Triton Energy  .                              35,381
         800 UTI Energy Corp.                              32,100
                                                          213,420
FINANCIAL - 3.96%
         500 Choicepoint, Inc.                             22,250
         400 Globalnet Financial.com                        8,400
         600 Imperial Bancorp                               9,338
       2,500 London Pacific Group                          32,500
       1,200 Pinnacle Holdings, Inc.*                      64,800
         900 SEI Investments                               35,831
                                                          173,119
HEALTHCARE - 11.08%
       1,000 Allscripts, Inc.*                             23,000
         400 Alpharma, Inc.                                24,900
       1,500 Bindley Western Industries                    39,656
         300 Celgene Corp.                                 17,662
         900 Chromavision Medical Systems                  11,869
         200 Cor Therapeutics*                             17,062
         900 Cubist Pharmaceuticals, Inc.                  44,325
         400 Cytyc Corp.                                   21,350
       2,000 Dusa Pharmaceuticals, Inc.                    59,000
         500 Emisphere Technologies, Inc.*                 21,305
        600  Medicis Pharmaceutical Cl. A                  34,200
         500 Novoste Corp.*                                30,500
         700 Priority Healthcare Corp.  Cl. B              52,019
         800 Sangamo Biosciences*                          22,100
         500 Shire Pharmaceuticals Group*                  25,938
         300 Vical, Inc.*                                   5,775
         700 Zoll Medical Corp.*                           34,300
                                                          484,961
MEDIA & ENTERTAINMENT - 3.35%
         800 Eloquent, Inc.*                                7,200
       1,000 Focal Communications Corp.*                   35,750
         400 Net2000 Communications, Inc.*                  6,550
       2,500 Primus Telecommunications Group, Inc.         62,187
         200 Telaxis Communications Corp.*                  6,250
         500 TUT Communications, Inc.*                     28,688
                                                          146,625
MISCELLANEOUS - 8.99%
       1,600 ACT Manufacturing*                            74,300
         700 Capstone Turbine Corp.*                       31,544
       1,100 Concord Camera Corp.                          22,962
         600 Certicom Corp.                                20,428
         400 Genus, Inc.                                    3,275
         500 Insituform Technologies, Inc. Cl. A*          13,562
         300 Keynote Systems, Inc.*                        21,169
       1,100 Lightspan, Inc.*                               6,050
       1,800 MRV Communications, Inc.                     121,050
         300 Netegrity, Inc.*                              22,594
         400 Photon Dynamics, Inc.*                        29,875
         300 SonicWALL, Inc.*                              26,419
                                                          393,228
TECHNOLOGY - 47.45%
       1,000 Actuate Software Corp.                        53,375
       3,100 Apropos Technology, Inc.*                     61,613
         400 Art Technology Group, Inc.                    40,375
         900 Aspect Medical Systems, Inc.*                 24,300
       2,200 Aspen Technology, Inc.                        84,700
         800 Aware, Inc.*                                  40,900
         400 BISYS Group*                                  24,600
       4,200 Blue Wave Systems, Inc.*                      43,313
         600 Bluestone Software, Inc.*                     15,412
         850 Burr Brown Corp.                              73,684
       1,200 C-Cube Microsystems, Inc.*                    23,550
         300 Clarus Corp.*                                 11,663
       1,400 Clickaction, Inc.                             22,400
       1,400 Commtouch Software Ltd.*                      45,500
       1,600 Critical Path, Inc.*                          93,300
         500 CTS Corp.                                     22,500
       1,900 DDI Corp.*                                    54,150
       1,600 DSP Group, Inc.                               89,600
       1,100 Electro Scientific Industries, Inc.           48,434
         700 Electroglas, Inc.                             15,050
       1,400 Enzon, Inc.*                                  59,500
         400 Espeed, Inc. Cl. A*                           17,375
         800 Extensity, Inc.*                              27,400
         800 Getthere.com, Inc.*                            8,450
         900 Hall Kinion & Associates, Inc.*               29,981
       1,100 ITC Deltacom, Inc.                            24,544
       1,000 Inter-Tel, Inc.                               16,063
         300 Interwoven, Inc.                              32,995
       1,000 JNI Corp.*                                    31,625
         400 LTX Corp.*                                    13,975
         500 Macromedia, Inc.                              48,344
         800 Manugistics Group, Inc.                       37,400
         400 Marvel Technology Group Ltd.*                 22,800
         800 Matrixone, Inc.*                              32,500
       1,600 Media 100, Inc.                               41,200
         300 Mercator Software, Inc.                       20,625
         500 Mercury Interactive Corp.                     48,375
         400 Micrel Semiconductor, Inc.                    17,375
         700 Methode Electronics                           27,037
         600 National Computer Systems, Inc.               29,550
         400 Newport Corp.                                 42,950
         500 Oratech Interventions, Inc.*                  16,688
         350 Orbotech Ltd.                                 32,506
       3,200 Overland Data, Inc.*                          44,400
       1,000 Paradyne Networks, Inc.*                      32,562
         200 Plexus                                        22,600
         200 Predictive Systems, Inc.*                      7,188
       1,600 Prosofttraining.com*                          26,900
       1,500 Quicklogic Corp.*                             33,375
         700 Register.com*                                 21,394
         600 SPSS, Inc.*                                   17,475
       1,000 Silicon Valley Bancshares                     42,625
         500 Symantec Corp.                                26,969
         500 Therma-Wave, Inc.*                            11,156
       2,000 Titan Corp.*                                  89,500
       1,300 Varian Semiconductor Equipment*               81,656
         700 Wind River Systems                            26,513
         500 Xircom, Inc.*                                 23,750
                                                        2,075,740
TRANSPORTATION & SERVICES - 2.81%
         600 Expeditors International                      28,500
       1,000 Forward Air Corp.                             40,000
       1,000 SkyWest, Inc.                                 37,062
         700 U.S. Freightways Corp.                        17,194
                                                          122,756
UTILITIES - 0.17%
        900  Independent Energy Holdings*                   7,481

TOTAL COMMON STOCKS                                     4,236,310
(Cost $3,365,732)

   FACE
  AMOUNT     DESCRIPTION                              MARKET VALUE

REPURCHASE AGREEMENT - 7.31%
$   320,000  UMB Bank, n.a.,
               5.90%, due 7/03/00
               (Collateralized by U.S.
               Treasury Notes, 6.625%
               due 6/30/01 with a
               value of $327,307)                         320,000
(Cost $320,000)

TOTAL INVESTMENTS - 104.15%                             4,556,310
(Cost $3,685,732)

Other assets less liabilities - (4.15%)                  (181,650)

TOTAL NET ASSETS - 100.00%                          $   4,374,660

The identified cost of investments owned at June 30, 2000, was the same for federal income tax and book purposes.

Net unrealized appreciation for federal income tax purposes was $870,578, which is comprised of unrealized appreciation of $1,167,462 and unrealized depreciation of $296,884.

*Non-income producing security

See accompanying Notes to Financial Statements.


Growth & Income

Throughout 1999 and the opening months of this year, investors were caught up in a price and earnings growth-driven "momentum market." The variance between stocks of "old economy" companies (older, more established companies in cyclical industries like transportation, manufacturing and basic industries) and "new economy" companies (new, speculative companies primarily in the technology sector) became even more apparent in the first quarter of 2000. As new economy stocks rallied, old economy stocks underperformed. Two interest rate increases by the Federal Reserve Board (the "Fed") only exacerbated the situation, and investors continued to pour money into the small number of stocks that provided positive returns in the recent past. Toward the end of the first quarter, this pattern began to change. In late March, investors seemed to wake up to the risks of "momentum" investing, and value investing once again gained favor.

In April and May, equity markets continued to experience a considerable turnaround due to the shift in investors' attitudes toward equity investing. Whereas the technology-rich NASDAQ Index had previously led the market, it fell by some 37% from its March peak to the end of May. By contrast, the broad Standard & Poor's 500 Index* fell only 10%, and the Dow Jones Industrial Average
(DJIA)* fell less than 5%. Investors reacted abruptly to economic and corporate earnings announcements. Investors' focus on consumer-oriented factors, such as retail sales, housing, investor confidence and employment, seemed to signal an economic slowing from the extremely high levels of prior periods. Hope for a "soft landing" emerged. Momentum-oriented sectors, such as technology, returned to favor in June. Nevertheless, a renewed sensitivity to risk and wariness about fundamentals challenged many investors' decisions.

The technology stocks we held continued to be shining stars in the Portfolio. While we enjoyed the performance of many of our technology stocks, we had to pay close attention to accelerating valuations and, in some cases, sell off positions when stock prices appreciated to where we believed they were fully-valued.

Utility stocks, a leading indicator of a change in monetary policy, were the star performers of the large-cap style in the second quarter. We selectively, if not defensively, added to the sector in preparation for a slowdown in the economy and because we believed the Fed was near the end of its recent round of tightenings. A development in the utilities sector involving the convergence of electric and gas power also benefited several of our holdings. Our relatively large exposure to oil service companies paid off well, as rising oil prices helped boost the price of many of these stocks. Our careful stock picking and general overweighting in stocks of consumer non-cyclical companies, particularly healthcare companies, also significantly buoyed performance.

At the onset of the second quarter, we already had begun reducing the Portfolio's exposure to many "new economy" stocks in the technology, telecommunications and media sectors due to high valuations and concerns over inflated expectations on the sustainability of current business fundamentals. In exchange, we made select investments in undervalued "old economy" stocks. We maintained this weighting shift throughout the second quarter.

The investing environment now seems suited to a moderately defensive strategy consistent with a slowdown in the economy, but not an absolute downturn. Investors' clear new preference for stable sectors suggests a renewed interest in earnings predictability, valuations, and financial strength - qualities that are well suited to a slower growth environment. At the same time, concern over value has led investors to reconsider small and particularly medium capitalization issues which investors have neglected, at least relatively speaking. Signs of a slowdown in economic growth confirm the desirability of a cautious approach and renewed attention to investment fundamentals and value.

Lord, Abbett & Co.

* S&P 500 Index consists of 500 stocks chosen for market size, liquidity and industry group representation and is widely regarded as the standard for measuring U.S. stock market performance.

Indices are unmanaged and not available for direct investment.

Top Holdings
                                     % of Total
American Home Products Corp.             2.9%
Exxon Mobil Corp.                        2.5%
BP Amoco                                 2.5%
ACE Ltd.                                 2.4%
American General Corp.                   2.2%

Total                                   12.5%

As of June 30, 2000, schedule of investments. Subject to change.

Total Return as of June 30, 2000

                                                Since Commencement
                        Six Months    One Year   November 13, 1997

Growth & Income            -1.82%      -0.18%           11.69%


Schedule of Investments

June 30, 2000 (unaudited)

GROWTH & INCOME FUND

  SHARES     COMPANY                                  MARKET VALUE

COMMON STOCKS - 91.56%
BASIC MATERIALS - 6.87%
      2,600  Alcoa, Inc.                            $      75,400
      1,300  Bowater, Inc.                                 57,363
      2,400  Dow Chemical Co.                              72,450
        353  International Paper Co.                       10,524
      1,200  Rohm & Haas Co.                               41,400
      1,400  USX-U.S. Steel Group                          25,987
                                                          283,124
CAPITAL GOODS - 5.63%
        700  Boeing Co.                                    29,269
      1,900  Deere & Co.                                   70,300
      1,900  Honeywell International, Inc.                 64,006
        900  TRW, Inc.                                     39,037
        500  United Technologies Corp.                     29,437
                                                          232,049
CONSUMER CYCLICAL - 6.88%
        700  Avon Products                                 31,150
      1,100  Black & Decker Corp.                          43,244
      2,300  Consolidated Stores Corp.                     27,600
      1,000  Dow Jones & Company, Inc.                     73,250
      1,200  Federated Department Stores, Inc.*            40,500
        355  General Motors Corp.                          20,612
         48  General Motors Corp. Cl. H                     4,205
        800  Seagram Co. Ltd.                              43,000
                                                          283,561
CONSUMER STAPLES - 2.62%
      5,500  Archer-Daniels-Midland Co.                    53,969
      1,200  Safeway, Inc.                                 54,150
                                                          108,119
ENERGY - 12.86%
      1,800  BP Amoco PLC                                 101,813
      1,700  Coastal Corp.                                103,487
      1,300  Exxon Mobil Corp.                            102,050
      1,100  Schlumberger Ltd.                             82,088
      1,500  Tosco Corp.                                   42,469
      1,000  Total Fina SA                                 76,812
        400  Transocean Sedco Forex, Inc.                  21,375
                                                          530,094
FINANCIAL - 21.56%
      3,500  ACE Ltd.                                      98,000
      1,500  American General Corp.                        91,500
      2,500  Aon Corp.                                     77,656
      1,500  Bank One Corp.                                39,844
      1,500  Chase Manhattan Corp.                         69,094
        600  Cigna Corp.                                   56,100
      1,300  Federal National Mortgage Association         67,844
      2,100  Fleet Boston Financial Corp.                  71,400
      1,200  Jefferson Pilot Corp.                         67,725
      4,000  Metlife, Inc.*                                84,250
        700  Morgan Stanley Dean Witter & Co.              58,275
      1,200  St. Paul Companies                            40,950
      1,700  Wells Fargo Co.                               65,875
                                                          888,513
HEALTHCARE - 7.74%
      2,000  American Home Products Corp.                 117,500
        300  Baxter International, Inc.                    21,094
      1,800  Columbia/HCA Healthcare Corp.                 54,675
      1,100  Pharmacia Corp.                               56,856
        800  UnitedHealth Group, Inc.                      68,600
                                                          318,725

MISCELLANEOUS - 2.20%
      1,100  Minnesota Mining & Mfg. Co.                   90,750

TECHNOLOGY - 13.52%
        770  AT&T Corp.                                    24,351
        800  Apple Computer, Inc.                          41,900
      2,400  Cadence Design Systems, Inc.                  48,900
      1,800  Compaq Computer Corp.                         46,012
        400  Computer Sciences Corp.                       29,875
        900  First Data Corp.                              44,663
        500  International Business Machines Corp.         54,781
        800  Oracle Corp.                                  67,250
        400  Sun Microsystems, Inc.                        36,375
        600  Texas Instruments, Inc.                       41,213
      1,200  Unisys Corp.                                  55,050
        976  Viacom, Inc. Cl. B                            66,734
                                                          557,104
TRANSPORTATION & SERVICES - 0.57%
        400  United Parcel Service                         23,600

UTILITIES - 11.11%
        800  Alltel Corp.                                  49,550
      1,200  Bell Atlantic Corp.*                          60,975
      2,000  Dominion Resources, Inc.                      85,750
      1,400  Duke Energy Corp.                             78,925
      2,700  FirstEnergy Corp.                             63,113
        900  Reliant Energy, Inc.                          26,606
        900  SBC Communications, Inc.                      38,925
      1,400  Unicom Corp.                                  54,162
                                                          458,006

TOTAL COMMON STOCKS                                     3,773,645
(Cost $3,318,337)

PREFERRED STOCK - 1.21%
        400  Houston Industries                            49,750
(Cost $32,468)


   FACE
  AMOUNT     DESCRIPTION                              MARKET VALUE

REPURCHASE AGREEMENT - 7.16%
$   295,000  UMB Bank, n.a.,
               5.90% due 7/03/00
               (Collateralized by U.S.
               Treasury Notes, 6.625%
               due 6/30/01 with a
               value of $301,282)                         295,000
(Cost $295,000)

TOTAL INVESTMENTS - 99.93%                              4,118,395
(Cost $3,645,805)

Other assets less liabilities - 0.07%                       2,989

TOTAL NET ASSETS - 100.00%                           $  4,121,384

The identified cost of investments owned at June 30, 2000, was the same for federal income tax and book purposes.

Net unrealized appreciation for federal income tax purposes was $472,590, which is comprised of unrealized appreciation of $715,651 and unrealized depreciation of $243,061.

*Non-income producing security

See accompanying Notes to Financial Statements.


Balanced

The Balanced Portfolio showed strong performance during the first six months of 2000, despite rising interest rates and a flat stock market. The six-month total return (price change and reinvested distributions) through June 30, 2000 was 8.70%. The returns for the past twelve months and since inception
(annualized) were 5.93% and 3.97%, respectively. Asset allocation at June 30, 2000 was roughly 71% stocks, 12% corporate bonds, 15% convertible securities and 2% cash. The Portfolio continues to generate an attractive current yield of approximately 4%.

The key to Portfolio performance this year has been good stock selection. The Portfolio had healthy weightings in the semiconductor and pharmaceutical sectors, both which have performed very well year-to-date. Top performers included Intel, Atmel and Micron Technology in semiconductors and Abbott Labs,
American Home Products and Schering-Plough among the drugs.
Strong performers in other areas included Kansas City Southern
(the parent of the Janus Funds), Scientific Atlanta, Enron and Pepsi.

Looking to the remainder of 2000, we remain quite optimistic about the stock and bond markets. The odds of Mr. Greenspan negotiating a soft landing for the economy are looking very good. The bite of higher interest rates has slowed consumer spending markedly and taken the froth out of the stock market. Yet, with near full employment it appears very unlikely that GDP growth will move below the 3% to 4% range. While the labor market remains tight, strong corporate productivity growth has allowed companies to pay better wages without passing through the higher costs to consumers. All the above is good news for sustaining the positive trends in inflation and corporate earnings. If oil prices drop to the low $20s (and we think they will because Saudi Arabia wants them to), then long-term interest rates could move lower over the next 6 to 12 months. If these trends are correct, we believe the Balanced Portfolio is well positioned to benefit.

Kornitzer Capital Management, Inc.

Top Holdings
                                     % of Total
Kansas City Southern Industries          4.7%
Merck & Company, Inc.                    3.5%
Scientific Atlanta, Inc.                 3.4%
American Express Co.                     3.2%
Schering-Plough Corp.                    3.1%

Total                                   17.9%

As of June 30, 2000, schedule of investments. Subject to change.

Total Return as of June 30, 2000

                                             Since Commencement
                   Six Months    One Year     November 13, 1997

Balanced              8.70%        5.93%             3.97%


Schedule of Investments

June 30, 2000 (unaudited)

BALANCED

  SHARES     COMPANY                                  MARKET VALUE

COMMON STOCKS - 70.36%
CONSUMER CYCLICAL - 12.34%
      2,000  Argosy Gaming Co.*                     $      28,750
      1,500  Carnival Corp.                                29,250
      3,500  Elcor Corp.                                   80,500
      3,000  Ethan Allen Interiors, Inc.                   72,000
      1,500  Ford Motor Co.                                64,500
      3,000  ServiceMaster Co.                             34,125
      4,000  Strayer Education, Inc.                       96,000
                                                          405,125
CONSUMER STAPLES - 2.01%
        500  McDonald's Corp.                              16,469
        500  PepsiCo, Inc.                                 22,219
        475  Procter & Gamble Co.                          27,193
                                                           65,881
ENERGY - 2.80%
     11,500  Frontier Oil Corp.*                           92,000

FINANCIAL - 16.95%
      2,000  American Express Co.                         104,250
      1,500  Bank of America Corp.                         64,500
      2,000  Fleet Boston Financial Corp.                  68,000
      1,750  Kansas City Southern Industries              155,203
      1,000  PNC Bank Corp.                                46,875
      3,000  UnumProvident Corp.                           60,188
      2,000  Washington Mutual, Inc.                       57,750
                                                          556,766
HEALTHCARE - 10.59%
        500  Abbott Laboratories                           22,281
        750  American Home Products Corp.                  44,062
        250  Bristol Myers Squibb                          14,563
        500  Johnson & Johnson                             50,938
      1,500  Merck & Company, Inc.                        114,937
      2,000  Schering-Plough Corp.                        101,000
                                                          347,781
TECHNOLOGY - 20.16%
        500  Analog Devices, Inc.                          38,000
        500  Applied Materials, Inc.                       45,313
        500  Atmel Corp.                                   18,437
      1,500  Cisco Systems, Inc.                           95,344
      3,500  Compaq Computer Corp.                         89,469
        750  Intel Corp.                                  100,266
        750  Microsoft Corp.                               60,000
        250  Micron Technology, Inc.                       22,015
      1,500  Motorola, Inc.                                43,594
      1,500  Scientific Atlanta, Inc.                     111,750
      1,000  Wind River Systems                            37,875
                                                          662,063
TRANSPORTATION - 4.04%
      2,000  FDX Corp.                                     76,000
      3,000  Southwest Airlines Co.                        56,813
                                                          132,813
UTILITIES - 1.47%
        750  Enron Corp.                                   48,375

TOTAL COMMON STOCKS                                     2,310,804
(Cost $1,965,632)

CONVERTIBLE PREFERRED STOCKS - 4.53%
      2,000  Bethlehem Steel                               32,500
      1,300  Freeport-McMoRan Oil and Gas
               Royalty Trust                               17,306
      6,000  ICO, Inc.                                     75,000
        250  Kmart Financing                                9,109
        500  TXI Capital Trust                             14,875

TOTAL CONVERTIBLE PREFERRED STOCKS                        148,790
(Cost $251,321)

   FACE
  AMOUNT     DESCRIPTION                              MARKET VALUE

CORPORATE BONDS - 11.95%
$    25,000  Adelphia Communications,
               9.25% due 10/01/02                          24,781
     25,000  Argosy Gaming,
               10.75% due 6/01/09                          25,969
     15,000  Callon Petroleum,
               10.00% due 12/15/01                         14,512
    100,000  Eagle Geophysical, Inc.,*
               10.75% due 7/15/08                           9,500
     50,000  Frontier Oil Corp.,
               9.125% due 2/15/06                          44,500
     15,000  Kmart Funding, Series G,
               9.44% due 7/01/18                           14,679
     25,000  McDermott International, Inc.,
               9.375% due 3/15/02                          17,842
     10,000  MGM Grand, Inc.,
               9.75% due 6/01/07                           10,225
     50,000  Republic Group,
               9.50% due 7/15/08                           41,750
     25,000  Rogers Communication,
               9.125% due 1/15/06                          24,625
     50,000  Specialty Retailers, Inc.,
               9.00% due 7/15/07                              875
     25,000  Station Casinos,
               8.875% due 12/01/08                         23,938
     25,000  Triton Energy Limited Corp.,
               9.25% due 4/15/05                           24,875
    125,000  United Refining Co.,
               10.75% due 6/15/07                          75,625
     50,000  Wiser Oil Co.,
               9.5% due 5/15/07                            38,750
TOTAL CORPORATE BONDS                                     392,446
 (Cost $601,801)


CONVERTIBLE CORPORATE BONDS - 10.65%
$    55,000  Allwaste, Inc.,
               7.25% due 6/01/14                            4,400
    175,000  HMT Technology Corp.,
               5.75% due 1/15/04                           76,125
     90,000  Intervac, Inc.,
               6.50% due 3/01/04                           40,725
    100,000  Key Energy Group,
               5.00% due 9/15/04                           79,000
    101,000  Lomak Petroleum,
               6.00% due 2/01/07                           60,600
     75,000  Sunrise Assisted Living,
               5.50% due 6/15/02                           64,781
     25,000  Swift Energy Co.,
               6.25% due 11/15/06                          24,312

TOTAL CONVERTIBLE CORPORATE BONDS                         349,943
(Cost $532,128)

TOTAL INVESTMENTS - 97.49%                              3,201,983
(Cost $3,350,882)

Other assets less liabilities - 2.51%                      82,392

TOTAL NET ASSETS - 100.00%                          $   3,284,375

The identified cost of investments owned at June 30, 2000, was the same for federal income tax and book purposes.

Net unrealized depreciation for federal income tax purposes was $148,899, which is comprised of unrealized appreciation of $476,618 and unrealized depreciation of $625,517.

*Non-income producing security

See accompanying Notes to Financial Statements.


Intermediate Fixed Income

The Intermediate Fixed Income Portfolio provided a competitive absolute return, but one that was slightly under its benchmark in the first half of 2000. Bonds provided a competitive return to and less risk than other asset classes as a group of factors buffeted investors and increased volatility in global financial markets. Included here must be the transition to lower growth by the domestic economy, fears of a resurgence of inflation, the Treasury surplus and buyback, and the Fed's actions on interest rates.

This scenario resulted in negative returns for some asset classes, but returns for bonds have been positive and in favor of U.S. Treasuries, given their safety and scarcity value. As value stocks have been the unfavored vehicle in equity markets, non-Treasuries (corporates and mortgages) have lost ground in the bond market. We see interest rates showing near-term stability, but we project a swing away from Treasuries due to their overvaluation. We have repositioned the Portfolio in less Treasuries to provide what we believe are better returns during a soft landing of the economy.

Standish, Ayer & Wood, Inc.

Total Return as of June 30, 2000
                                                Since Commencement
                        Six Months    One Year   November 13, 1997

Intermediate
   Fixed Income             3.34%       3.67%            3.64%


Schedule of Investments

June 30, 2000 (unaudited)

INTERMEDIATE FIXED INCOME

  SHARES     COMPANY                                  MARKET VALUE

CONVERTIBLE PREFERRED STOCK - 0.81%
        500  Equity Office Properties               $      21,000
(Cost $25,000)

   FACE
  AMOUNT     DESCRIPTION                              MARKET VALUE

CORPORATE BONDS - 41.86%
$    25,000  Abbey National,
               6.70% due 6/29/49                           22,577
     10,000  American Standard,
               7.125% due 2/15/03                           9,575
     25,000  Aramark Services,
               6.75% due 8/01/04                           23,715
     25,000  Bank of Boston Home,
               6.14% due 6/25/13                           23,346
     25,000  Capital One Master Trust,
               5.43% due 1/15/07                           23,705
     25,000  Chase Commercial Mortgage,
               7.37% due 12/19/07                          23,301
     25,000  C K Witco,
               8.50% due 3/15/05                           25,260
     10,000  Clear Channel Communication,
               7.875% due 6/15/05                          10,058
     10,000  Coastal Corp.,
               7.75% due 6/15/10                            9,950
     25,000  Conseco Financial,
               6.80% due 6/15/05                           16,625
     25,000  Cox Communications,
               7.75% due 8/15/06                           24,908
     25,000  CSC Holdings,
               7.875% due 12/15/07                         24,247
     25,000  CSX Corp.,
               7.25% due 5/01/04                           24,426
     25,000  CVS Corp.,
               5.50% due 2/15/04                           23,587
     25,000  Daimler Chrysler,
               6.90% due 9/01/04                           24,514
     25,000  Delta Airlines,
               7.70% due 12/15/05                          24,112
     25,000  Ford Credit Auto,
               7.19% due 3/15/04                           24,976
     25,000  Ford Motor Corp.,
               7.50% due 3/15/05                           24,831
     25,000  Fort James Corp.,
               6.875% due 9/15/07                          23,358
     25,000  GE Capital,
               7.50% due 5/15/05                           25,279
     15,000  GS Escrow Corp.,
               7.00% due 8/01/03                           13,919
     30,000  GS Escrow Corp.,
               7.125% due 8/01/05                          26,802
     25,000  ICI Wilmington,
               6.95% due 9/15/04                           24,128
     10,000  International Paper,
               8.00% due 7/08/03                           10,040
     25,000  Lear Corp.,
               7.96% due 5/15/05                           23,522
     50,000  Lehman Brothers,
               6.625% due 12/27/02                         48,693
     10,000  Morgan Stanley,
               7.75% due 6/15/05                           10,062
     25,000  News America Holdings,
               7.75% due 12/1/45                           21,775
      5,000  Norfolk Southern Corp.,
               8.375% due 5/15/05                           5,146
     25,000  NVR, Inc.,
               8.00% due 6/01/05                           23,125
     25,000  Owens Illinois, Inc.,
               7.50% due 5/15/10                           21,468
      9,000  Panama,
               9.375% due 4/01/29                           8,626
     25,000  Panamsat Corp.,
               6.00% due 1/15/03                           23,783
     25,000  Qwest Communications,
               7.50% due 11/01/08                          24,301
     25,000  Republic Service,
               7.125% due 5/15/09                          22,316
     10,000  Royal Caribbean,
               6.75% due 3/15/08                            8,620
     25,000  Safeway Stores,
               6.05% due 11/15/03                          23,871
     75,000  Simon Debartolo,
               7.125% due 6/24/05                          71,272
     15,000  Smithfield Foods, Inc.,
               7.625% due 2/15/08                          13,500
     50,000  Tenet Healthcare Corp.,
               8.625% due 12/01/03                         49,507
     25,000  Time Warner, Inc.,
               7.57% due 2/01/24                           23,697
     25,000  Toll Corp.,
               8.00% due 5/01/09                           22,375
     25,000  Tricon Global Restaurants, Inc.,
               7.45% due 5/15/05                           23,460
     25,000  TRW, Inc.,
               6.625% due 6/01/04                          23,839
     25,000  United Technologies,
               6.625% due 11/15/04                         24,476
     25,000  UPM-Kymmene Corp.,
               7.45% due 11/26/27                          21,487
     15,000  USA Waste Services, Inc.,
               6.50% due 12/15/02                          14,127
     25,000  U.S. Bancorp,
               6.00% due 5/15/04                           23,704

TOTAL CORPORATE BONDS                                   1,083,991
(Cost $1,128,984)

FOREIGN GOVERNMENT SPONSORED - 0.37%
      5,000  Poland Brady Bearer,
               6.00% due 10/27/14                           4,474
      5,000  Republic of Korea,
               8.875% due 4/15/08                           5,210

TOTAL FOREIGN GOVERNMENT SPONSORED                          9,684
(Cost $9,589)

U.S. GOVERNMENT SECURITIES - 13.27%
             U.S. Treasury Bonds
     55,000    9.25% due 2/15/16                           71,277
     70,000    8.125% due 5/15/21                          85,247
     25,000    5.25% due 2/15/29                           22,187
     50,000    6.25% due 5/15/30                           52,500
             U.S. Treasury Inflation Index Bonds
     21,368    3.625% due 7/15/02                          21,235
     52,169    3.875% due 1/15/09                          51,419
             U.S. Treasury Notes
     40,000    6.00% due 8/15/09                           39,687

TOTAL U.S. GOVERNMENT SECURITIES                          343,552
(Cost $339,126)

U.S. GOVERNMENT SPONSORED - 37.67%
             Federal Home Loan Mortgage Corp.
     25,000    5.75% due 3/15/09                           22,769
     49,046    6.00% due 6/01/29                           44,939
     48,938    7.50% due 12/1/29                           48,281
             Federal National Mortgage Assn.
     25,000    5.125% due 2/13/04                          23,475
     75,000    5.625% due 5/14/04                          71,449
     12,240    9.00% due 11/01/25                          12,627
     24,972    6.00% due 3/01/29                           22,857
     47,592    6.50% due 4/01/29                           44,915
     24,892    6.50% due 6/01/29                           23,491
     49,262    6.50% due 8/01/29                           46,491
     24,998    7.00% due 1/01/30                           24,131
     48,945    7.50% due 1/01/30                           48,241
     25,001    7.00% due 2/01/30                           24,134
    174,019    7.50% due 4/01/30                          171,516
     25,000    7.50% due 6/01/30                           24,640
     50,000    8.50% due 8/01/30                           50,851
             Government National Mortgage Assn.
     26,982    9.00% due 12/15/17                          28,188
     21,493    7.00% due 2/15/26                           20,909
     21,708    7.00% due 11/15/27                          21,111
     21,536    7.00% due 3/15/28                           20,937
     23,239    7.00% due 4/15/28                           22,593
     21,517    7.00% due 7/15/28                           20,918
     85,316    8.00% due 7/15/29                           86,481
     24,670    8.00% due 11/15/29                          24,933
     24,481    8.00% due 12/15/29                          24,741

TOTAL GOVERNMENT SPONSORED                                975,618
(Cost $982,469)

COLLATERALIZED MORTGAGE OBLIGATIONS - 3.85%
     25,000  American Express Credit,
               7.40% due 9/17/07                           25,068
     25,000  Americredit Auto,
               7.29% due 12/05/06                          24,902
     25,000  GMAC Mtg. Oakwood Mortgage Inv.,
               6.853% due 9/15/06                          24,552
     25,000  Daimler Chrysler,
               7.23% due 1/06/05                           25,091

TOTAL COLLATERALIZED
MORTGAGE OBLIGATIONS                                       99,613
(Cost $100,984)

SHORT-TERM CORPORATE NOTES - 1.91%
     50,000  American Express,
               6.55% due 8/16/00                           49,582
(Cost $49,582)

REPURCHASE AGREEMENT - 1.08%
     28,000  State Street Bank and Trust Co.,
               3.50% due 7/03/00
               (Collateralized by U.S.
               Treasury Bills, 9.125%
               due 5/15/18 with a
               value of $33,000)                           28,000
(Cost $28,000)

TOTAL INVESTMENTS - 100.82%                             2,611,040
(Cost $2,663,734)

Other assets less liabilities - (0.82%)                   (21,202)

TOTAL NET ASSETS - 100.00%                          $   2,589,838

The identified cost of investments owned at June 30, 2000, was the same for federal income tax and book purposes.

Net unrealized depreciation for federal income tax purposes was $52,694, which is comprised of unrealized appreciation of $11,694 and unrealized depreciation of $64,388.

See accompanying Notes to Financial Statements.


Global Fixed Income

International bond performance was positive, but the markets and central banks were still somewhat nervous that strong economic growth would lead to higher inflation. In response, central banks continued raising interest rates to slow growth and reduce inflationary pressures. The bond markets seemed to take some measure of comfort from these actions, as both first and second quarter returns were positive.

Central bank interest rate hikes were the dominant market news in the first half of the year. With inflation rising due to the spike in oil prices, tight labor markets, and strong credit growth, central banks proved themselves to be conscientious inflation fighters, determined not to let inflation get out of control.

Early in the year, the inflation scare and more aggressive interest rate increases contributed to poor global bond market performance. However, performance picked up as the U.S. and global economy showed initial signs of a slowdown, reducing the need for more aggressive interest rate hikes.

Global economic growth peaked in the second quarter and we expect it will slow from its current pace of 5% to 3% by the end of the year - an encouraging sign for bond markets. There is still the possibility that economic growth may slow even faster depending on future U.S. economic conditions. For these reasons, we believe 2000 will be a good year for international bond market investments.

Standish International Management Co., L.P.

Fund Diversification
                                     % of Total
Basic Materials                          0.4%
Capital Goods                            0.8%
Consumer Cyclical                        7.2%
Consumer Staples                         1.3%
Financial                               12.2%
Technology                               4.4%
Utilities                                0.4%
Government Bonds                        36.6%
Collateralized Mortgage Obligations      1.3%
U.S. Government Securities              19.5%
U.S. Government Sponsored               10.3%
Convertible Preferred Stock              0.3%
Call Options Purchased                   0.5%
Put Options Purchased                    0.1%
Cash & Equivalents                       4.7%

As of June 30, 2000, schedule of investments. Subject to change.

Total Return as of June 30, 2000
                                          Since Commencement
                    Six Months  One Year  November 13, 1997

Global Fixed
  Income              3.48%       3.30%          4.59%


Schedule of Investments

June 30, 2000 (unaudited)

Global Fixed Income

       FACE
    AMOUNT*  DESCRIPTION                           MARKET VALUE

CORPORATE BONDS - 26.74%
AUSTRALIA - 1.98%
  6,000,000  OKB,
               1.80% due 3/22/10                    $      57,104
  6,000,000  Westpac Banking,
               0.875% due 9/22/03                          56,342
                                                          113,446
DENMARK - 0.01%
      1,000  Denmark Realkredit,
               8.00% due 10/01/26                             139
      2,000  Denmark Unicredit,
               6.00% due 10/01/29                             235
                                                              374
GERMANY - 0.47%
     25,000  DBR,
               6.50% due 7/04/27                           26,941
JAPAN - 3.79%
  5,000,000  IBM Corp.,
               0.900% due 4/14/03                          47,008
  8,000,000  KFW International Finance,
               1.75% due 3/23/10                           75,725
 10,000,000  McDonald's Corp.,
               2.00% due 3/09/10                           94,291
                                                          217,024
MEXICO - 0.30%
     15,000  Mexico Global,
               11.375% due 9/15/16                         17,175
NETHERLANDS - 1.37%
     10,000  Ahold Finance,
               4.00% due 5/19/05                           10,419
     25,000  Deutsche Telecom,
               6.125% due 7/06/05                          23,836
     50,000  KPN-Qwest B.V.,
               7.125% due 6/01/09                          44,089
                                                           78,344
UNITED KINGDOM - 3.46%
     29,000  Abbey National,
               7.75% due 12/31/03                          45,469
     40,000  Lehman Brothers,
               6.95% due 6/22/04                           59,762
     25,000  National Westminster,
               6.625% due 6/30/11                          22,858
     25,000  OTE,
               6.125% due 2/07/07                          23,496
     50,000  Tate & Lyle,
               5.75% due 10/06/06                          46,287
                                                          197,872
UNITED STATES - 15.36%
     10,000  American Standard,
               7.125% due 2/15/03                           9,575
     50,000  American Standard,
               7.125% due 6/01/06                          47,517
     25,000  Aramark Services,
               6.75% due 8/01/04                           23,715
     50,000  Caterpillar, Inc.,
               6.18% due 11/17/00                          50,007
     25,000  Clear Channel,
               6.50% due 7/07/05                           23,876
     25,000  Conseco Financial Notes,
               6.80% due 6/15/05                           16,625
     30,000  Ford Motor Credit,
               3.75% due 7/12/04                           26,668
     60,000  Ford Motor Credit,
               7.375% due 10/28/09                         58,201
     25,000  Ford Credit Auto,
               7.19% due 3/15/04                           24,976
     25,000  Ford Credit Auto,
               7.37% due 7/15/04                           24,985
     25,000  Fort James Corp.,
               4.75% due 6/29/04                           22,563
     30,000  GMAC,
               5.50% due 2/02/05                           28,345
     40,000  GE Cap,
               5.125% due 1/12/04                          57,749
     15,000  GS Escrow Corp.,
               7.00% due 8/01/03                           13,919
     20,000  GS Escrow Corp.,
               7.125% due 8/01/05                          17,868
     50,000  National Westminster Bank,
               7.75% due 4/29/49                           47,995
     25,000  News Amer Holdings,
               7.75% due 12/01/45                          21,775
     25,000  Niagra Mohawk Power,
               7.75% due 10/01/08                          24,408
     25,000  NVR, Inc.,
               8.00% due 6/01/05                           23,125
     40,000  Panama,
               7.875% due 2/13/02                          39,400
     25,000  Panamsat Corp.,
               6.125% due 1/15/05                          23,040
     25,000  Qwest Communications,
               7.50% due 11/01/08                          24,301
     25,000  Speedway Motors,
               8.50% due 8/15/07                           23,375
     25,000  Time Warner, Inc.,
               7.75% due 6/15/05                           25,207
     10,000  Tricon Global Rest,
               7.65% due 5/15/08                            8,900
     25,000  UPM-Kymmene Corp.,
               7.45% due 11/26/27                          21,488
     50,000  US Bancorp,
               6.997% due 5/16/01                          50,131
     50,000  Vodafone Group,
               6.698% due 12/19/01                         49,981
     50,000  Wells Fargo Co.,
               6.418% due 4/26/02                          49,923
                                                          879,638
TOTAL CORPORATE BONDS                                   1,530,814
(Cost $1,750,116)

GOVERNMENT BONDS - 36.58%
CANADA - 5.90%
     80,000  Canadian Govt.,
               6.00% due 9/01/05                          105,330
     85,000  Canadian Govt.,
               6.00% due 6/01/08                           54,429
     55,196  Canadian Govt.,
               5.50% due 6/01/09                           56,069
     50,000  Ontario Province of Canada,
               6.375% due 6/10/04                          75,012
  5,000,000  Ontario Province of Canada,
               1.875% due 1/25/10                          47,199
                                                          338,039
GERMANY - 13.61%
     60,000  BKO,
               3.25% due 9/15/00                           57,190
     60,000  Bundesobl,
               5.125% due 11/21/00                         57,449
     25,000  Bundesobl,
               5.25% due 2/21/01                           23,951
     90,000  Bundesobl,
               4.75% due 11/20/01                          85,877
    170,000  Bundesobl,
               4.50% due 8/19/02                          161,105
    190,000  Deutschland Republic,
               5.375% due 1/04/10                         183,404
    170,000  Deutschland Republic,
               6.25% due 1/04/24                          176,144
     35,000  Deutschland Republic,
               5.625% due 1/04/28                          33,886
                                                          779,006
ITALY - 2.56%
 10,000,000    Italy Govt.,
               1.80% due 2/23/10                           94,897
     50,000  Italy Govt.,
               6.50% due 11/01/27                          51,597
                                                          146,494
JAPAN - 6.05%
  5,000,000  Italy Euroyen,
               5.125% due 7/29/03                          53,480
 20,000,000  Spanish Kingdom Euroyen,
               4.75% due 3/14/05                          220,144
  7,000,000  Spanish Kingdom Euroyen,
               3.10% due 9/20/06                           72,469
                                                          346,093
MEXICO - 1.01%
  6,000,000  United Mexican,
               3.10% due 4/24/02                           57,812
SINGAPORE - 1.32%
     90,000  Singapore Govt.,
               3.50% due 2/01/04                           51,626
     40,000  Singapore Govt.,
               5.125% due 11/15/04                         24,206
                                                           75,832
SWEDEN - 1.58%
    800,000  Sweden Govt.,
               5.00% due 1/15/04                           90,196
TURKEY - 0.26%
1,300,000,000  Turkey Treasury Bill,
               0% due 8/22/01                              14,975

UNITED KINGDOM - 3.90%
     50,000  UK Gilt Treasury,
               9.00% due 10/13/08                          93,892
     70,000  UK Gilt Treasury,
               5.75% due 12/07/09                         110,673
     10,000  UK Gilt Treasury,
               6.00% due 12/07/28                          18,823
                                                          223,388
URUGUAY - 0.39%
     45,000  Banco Comercial,
               8.25% due 10/04/00                          22,079

TOTAL GOVERNMENT BONDS                                  2,093,914
(Cost $1,913,292)

COLLATERALIZED MORTGAGE OBLIGATIONS - 1.27%
     50,000  American Express Credit,
               5.60% due 11/15/06                          47,427
     25,000  Daimler Chrysler,
               7.23% due 1/06/05                           25,091

TOTAL COLLATERAL MORTGAGE OBLIGATIONS                      72,518
(Cost $72,368)

U.S. GOVERNMENT SECURITIES - 19.47%
             U.S. Treasury Bonds
    110,000    9.25% due 2/15/16                          142,553
    285,000    8.125% due 5/15/21                         347,077
     65,000    6.25% due 5/15/30                           68,250
             U.S. Treasury Inflation Index Bonds
     64,106    3.625% due 7/15/02                          63,705
    156,506    3.875% due 1/15/09                         154,256
             U.S. Treasury Notes
    200,000    7.875% due 11/15/04                        211,750
     50,000    6.00% due 8/15/09                           49,609
     75,000    6.50% due 2/15/10                           77,578

TOTAL U.S. GOVERNMENT SECURITIES                        1,114,778
(Cost $1,092,726)

U.S. GOVERNMENT SPONSORED - 10.28%
             Federal Home Loan Mortgage Corp.
    475,000    6.515% due 8/17/00                         470,960
     50,000    5.75% due 6/15/01                           49,512
     50,000    5.75% due 3/15/09                           45,539
             Federal National Mortgage Assn.
     24,841    6.00% due 6/01/29                           22,737

TOTAL U.S. GOVERNMENT SPONSORED                           588,748
(Cost $588,558)

  SHARES     COMPANY                                  MARKET VALUE

CONVERTIBLE PREFERRED STOCK - 0.37%
        500  Equity Office Properties                      21,000
(Cost $25,000)

FACE AMOUNT*
OR SHARES    expiration date/exercise price           MARKET VALUE

CALL OPTIONS PURCHASED - 0.51%
             German Government Bond
    100,000    Jul 00 / 93.990                      $           -
     50,000    Jul 00 / 95.430                                  -
     50,000    Aug 00 / 99.010                                  1
     50,000    Aug 00 / 101.200                                 -
     50,000    Sept 00 / 85.930                             1,724
    100,000    Sept 00 / 90.200                               707
     50,000    Sept 00 / 91.050                               232
     50,000    Oct 00 / 95.540                                315
     50,000    Nov 00 / 95.420                                387
    100,000    Jan 01 / 99.210                              2,171
     50,000    Feb 01 / 99.120                              1,137
             Japanese Government Bond
 20,000,000    Jun 00 / 110.430                                20
             Japanese Yen
     50,000    Aug 00 / 115.800                                10
    100,000    Aug 00 / 125.000                                 -
     50,000    Sept 00 / 115.000                               35
     60,000    Nov 00 / 105.000                               831
     80,000    Jan 01 / 68.750                                598
     50,000    Feb 01 / 150.000                                 1
     50,000    Nov 01 / 120.000                               367
     50,000    Dec  01 / 110.250                            1,004
             United States Dollar
     75,000    Aug 00 / 98.781                              1,453
     25,000    Sept 00 / 100.000                              261
    100,000    Oct 00 / 99.875                              1,266
     50,000    Dec 00 / 98.250                              1,133
     50,000    Jan 01 / 95.968                              2,217
    100,000    Feb 01 / 99.170                              4,440
     50,000    Feb 01 / 95.594                              2,086
    100,000    Feb 01 / 100.280                             3,516
    100,000    Mar 01 / 100.280                             3,547

TOTAL CALL OPTIONS PURCHASED                               29,459
(Cost $34,018)

PUT OPTIONS PURCHASED - 0.06%
               Euro
     50,000    Nov 00 / .970                                1,400
     50,000    Nov 00 / .970                                1,270
               Mexican Peso
     20,000    Apr 01 / 10.000                                410
     40,000    Apr 01 / 8.250                                   5
             United States Dollar
     50,000    Oct 00 / 1.420                                  80

TOTAL PUT OPTIONS PURCHASED                                 3,165
(Cost $2,934)
   FACE
  AMOUNT     DESCRIPTION                              MARKET VALUE

REPURCHASE AGREEMENT - 4.66%
 $  267,000  State Street Bank and Co.,
               3.50% due 7/03/00
               (Collateralized by U.S.
               Treasury Bills, 12.50%
               due 8/15/14 with a
               value of $278,350)                         267,000
(Cost $267,000)

TOTAL INVESTMENTS - 99.94%                              5,721,396
(Cost $5,746,012)

Other assets less liabilities - 0.06%                       3,430

TOTAL NET ASSETS - 100.00%                          $   5,724,826

The identified cost of investments owned at June 30, 2000, was the same for federal income tax and book purposes.

Net unrealized depreciation for federal income tax purposes was $23,232, which is comprised of unrealized appreciation of $94,950 and unrealized depreciation of $118,182.

*Face amount is reflected in local currency while market value is reflected in U.S. Dollars.

See accompanying Notes to Financial Statements.


Money Market

Money market fund investors benefited this year from rising short-term interest rates as the Federal Reserve worked to slow economic activity to a sustainable, non-inflationary pace. The Investors Mark Money Market Portfolio returned 2.93% for the first half of 2000 versus 2.53% for the iMoneyNet Fund Average (formerly IBC) Index.*

The pace of economic activity has decelerated after 7.3% growth for the fourth quarter of 1999 and 5.4% growth for the first quarter of 2000. Second quarter growth is expected to expand 4%, closer to the Federal Reserve's sustainable target of 3% to 4%. Inflationary pressures also remained in check despite oil prices doubling, low unemployment and growing wage pressures.

There are early indications that the Fed's efforts are having the desired impact of moderating economic activity. Consumer spending has slowed from an exuberant pace as measured by lower retail sales, fewer home sales and a decline in auto purchases. The flat equity market over the last six months also contributed to a cooler economy. As a result, the Fed decided to leave short-term interest rates unchanged at their June 28 Federal Open Market Committee meeting. The Fed increased the Federal Funds rate by 50 basis points to 6.50% at the May 15 meeting.

An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Standish, Ayer & Wood, Inc.

* Indices are unmanaged and not available for direct investment.

Total Return as of June 30, 2000

                                             Since Commencement
                  Six Months    One Year     November 13, 1997

Money Market         2.72%        5.18%             5.00%


Schedule of Investments

June 30, 2000 (unaudited)

Money Market

   FACE
  AMOUNT     DESCRIPTION                              MARKET VALUE

U.S.GOVERNMENT SECURITIES - 17.44%
U.S. TREASURY BILLS
$   100,000  5.67% due 7/20/00                      $      99,701
    200,000  5.815% due 8/24/00                           198,255

TOTAL U.S. GOVERNMENT SECURITIES                          297,956
(Cost $297,956)

U.S. GOVERNMENT SPONSORED - 80.14%

FEDERAL HOME LOAN MORTGAGE
CORPORATION DISCOUNT NOTES
    250,000  6.38% due 7/11/00                            249,557
    275,000  6.42% due 8/01/00                            273,480
    225,000  6.43% due 8/18/00                            223,071

FEDERAL NATIONAL MORTGAGE
ASSOCIATION DISCOUNT NOTES
    100,000  5.635% due 3/02/00                            99,591
    175,000  6.38% due 7/05/00                            174,876
    350,000  6.41% due 7/20/00                            348,816

TOTAL U.S. GOVERNMENT SPONSORED                         1,369,391
(Cost $1,369,391)


REPURCHASE AGREEMENT - 2.98%
$    51,000  State Street Bank and Co.,
               3.50% due 7/03/00
               (Collateralized by U.S.
               Treasury Bills, 12.50%
               due 8/15/14 with a
               value of $58,600)                           51,000
(Cost $51,000)

TOTAL INVESTMENTS - 100.56%                             1,718,347
(Cost $1,718,347)

Other assets less liabilities - (0.56%)                    (9,623)

TOTAL NET ASSETS - 100.00%                          $   1,708,724

The identified cost of investments owned at June 30, 2000, was the same for federal income tax and book purposes.

See accompanying Notes to Financial Statements.


Statements of Assets and Liabilities

June 30, 2000 (unaudited)

                                                  large cap     large cap     mid cap
                                                    value         growth       equity
ASSETS:
 Investments at cost                               $3,142,627   $4,475,637   $2,893,258
 Investments at value                              $2,996,860   $6,541,862   $3,182,977
 Cash                                                   2,031      279,421            -
 Dividends receivable                                   2,157          439        2,771
 Interest receivable                                       87            -           15
 Unrealized appreciation on forward
  foreign currency contracts                                -            -            -
 Receivables for investments sold                      47,595            -      253,022
 Other receivables                                          -            -            -
     Total assets                                   3,048,730    6,821,722    3,438,785

LIABILITIES AND NET ASSETS:
 Cash overdraft                                             -            -        5,689
 Fees payable                                           2,438        4,976        2,285
 Options written                                            -            -            -
 Unrealized depreciation on forward
  foreign currency contracts                                -            -            -
 Payable for fund shares redeemed                           -            -            -
 Payable for investments purchased                     76,937      188,704      278,464
     Total liabilities                                 79,375      193,680      286,438

NET ASSETS                                         $2,969,355   $6,628,042   $3,152,347

NET ASSETS CONSIST OF:
 Capital (capital stock and paid-in capital)       $3,344,886   $4,098,075   $2,574,822
 Accumulated undistributed (overdistributed)
  net investment income                                22,258      (13,598)       7,240
 Accumulated undistributed net realized gain
  (loss) on sale of investments
  and foreign currency transactions                  (252,022)     477,340      280,566
 Net unrealized appreciation (depreciation)
  in value of investments and translation of
  assets and liabilities in foreign currency         (145,767)    2,066,225     289,719

NET ASSETS APPLICABLE TO OUTSTANDING SHARES        $2,969,355   $6,628,042   $3,152,347
Capital shares, $.001 par value
 Authorized                                       500,000,000  500,000,000  500,000,000
 Outstanding                                          334,287      327,640      254,307

NET ASSET VALUE PER SHARE                          $     8.88   $    20.23   $    12.40

See accompanying Notes to Financial Statements.


Statements of Assets and Liabilities

June 30, 2000 (unaudited)

                                                  Small Cap      Growth
                                                    Equity      & Income     Balanced

ASSETS:
 Investments at cost                               $3,685,732   $3,645,805   $3,350,882
 Investments at value                              $4,556,310   $4,118,395   $3,201,983
 Cash                                                  18,796            -       23,884
 Dividends receivable                                     169        6,813        4,228
 Interest receivable                                      155          143       29,696
 Unrealized appreciation on forward
  foreign currency contracts                                -            -            -
 Receivables for investments sold                      60,292       23,786       27,213
 Other receivables                                          -            -            -
     Total assets                                   4,635,722    4,149,137    3,287,004
LIABILITIES AND NET ASSETS:
 Cash overdraft                                             -        7,234            -
 Fees payable                                           3,611        3,284        2,629
 Options written                                            -            -            -
 Unrealized depreciation on forward
  foreign currency contracts                                -            -            -
 Payable for fund shares redeemed                           -            -            -
 Payable for investments purchased                    257,451       17,235            -
     Total liabilities                                261,062       27,753        2,629
NET ASSETS                                         $4,374,660   $4,121,384   $3,284,375
NET ASSETS CONSIST OF:
 Capital (capital stock and paid-in capital)       $2,852,740   $3,562,386   $3,269,653
 Accumulated undistributed (overdistributed)
  net investment income                               (11,043)      24,926       57,445
 Accumulated undistributed net realized gain
   (loss) on sale of investments
  and foreign currency transactions                   662,385       61,482      106,176
 Net unrealized appreciation (depreciation)
   in value of investments and  translation of
  assets and liabilities in foreign currency          870,578      472,590     (148,899)

NET ASSETS APPLICABLE TO OUTSTANDING SHARES        $4,374,660   $4,121,384   $3,284,375
Capital shares, $.001 par value
 Authorized                                       500,000,000  500,000,000  500,000,000
 Outstanding                                          276,560      331,288      332,618

NET ASSET VALUE PER SHARE                            $  15.82     $  12.44     $   9.87

See accompanying Notes to Financial Statements.


Statements of Assets and Liabilities

June 30, 2000 (unaudited)

                                                  Intermediate     Global       Money
                                                 Fixed Income   Fixed Income    Market
ASSETS:
 Investments at cost                               $2,663,734   $5,746,012   $1,718,347
 Investments at value                              $2,611,040   $5,721,396   $1,718,347
 Cash                                                     341            -          453
 Dividends receivable                                       -            -            -
 Interest receivable                                   28,470       77,912            5
 Unrealized appreciation on forward
  foreign currency contracts                                -            -            -
 Receivables for investments sold                      10,147       79,998            -
 Other receivables                                          -        7,946            -
     Total assets                                   2,649,998    5,887,252    1,718,805

LIABILITIES AND NET ASSETS:
 Cash overdraft                                             -        6,451            -
 Fees payable                                           1,512        4,476       10,081
 Options written                                            -       36,784            -
 Unrealized depreciation on forward
  foreign currency contracts                                -       17,060            -
 Payable for fund shares redeemed                           -            -            -
 Payable for investments purchased                     58,648       97,655            -
     Total liabilities                                 60,160      162,426       10,081

NET ASSETS                                         $2,589,838   $5,724,826   $1,708,724
NET ASSETS CONSIST OF:
 Capital (capital stock and paid-in capital)       $2,697,945   $5,845,601   $1,708,797
 Accumulated undistributed (overdistributed)
  net investment income                                83,185       72,965            -
 Accumulated undistributed net realized gain
   (loss) on sale of investments
  and foreign currency transactions                  (138,598)    (153,579)         (73)
 Net unrealized appreciation (depreciation)
   in value of investments and  translation of
  assets and liabilities in foreign currency          (52,694)     (40,161)           -

NET ASSETS APPLICABLE TO OUTSTANDING SHARES        $2,589,838   $5,724,826   $1,708,724
Capital shares, $.001 par value
 Authorized                                       500,000,000  500,000,000  500,000,000
 Outstanding                                          270,178      600,438    1,708,797

NET ASSET VALUE PER SHARE                            $   9.59   $     9.53     $   1.00

See accompanying Notes to Financial Statements.


Statements of Operations

Six months Ended June 30, 2000 (unaudited)

                                                       large cap      large cap       mid cap
                                                         value          growth        equity
INVESTMENT INCOME:
Income:
  Dividends (net of foreign tax withheld)             $    34,400    $    8,032    $    13,998
  Interest                                                  1,220         3,742          1,311
                                                           35,620        11,774         15,309
EXPENSES (NOTE 2):
  Management fees                                          11,828        22,553         11,513
  Custody and accounting fees                               1,036         1,925          8,652
  Professional fees                                         8,371         8,371          8,371
  Directors' fees                                           1,406         1,406          1,406
  Contractholder reports                                      456           456            456
  Other expenses                                              614           614            915
     Total expenses before reimbursement                   23,711        35,325         31,313
     Less: expense reimbursement                          (10,349)       (9,953)       (18,287)
     Net expenses                                          13,362        25,372         13,026
     Net investment income (loss)                          22,258       (13,598)         2,283

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
OPTIONS WRITTEN AND FOREIGN CURRENCY TRANSACTIONS:
  Realized gain (loss) from:
   Investment transactions                               (178,552)      350,719        306,776
   Foreign currency transactions                                -             -              -
   Option contracts written                                     -             -              -
     Net realized gain (loss) from investments,
      options written and foreign currency
      transactions                                       (178,552)      350,719        306,776
  Change in net unrealized appreciation (depreciation)
   from:
   Investments                                            (20,566)      280,268        (32,662)
   Options written                                              -             -              -
   Translation of assets and liabilities
     in foreign currencies                                      -             -              -
   Net unrealized appreciaton (depreciation)              (20,566)      280,268        (32,662)
     Net gain (loss) on investments,
      options written and
       foreign currency transactions                     (199,118)      630,987        274,114
     Increase (decrease) in net assets
      resulting from operations                         $(176,860)    $ 617,389      $ 276,397

See accompanying Notes to Financial Statements.


Statements of Operations

Six months ended June 30, 2000 (unaudited)

                                                        Small Cap      Growth
                                                          Equity      & Income       Balanced
INVESTMENT INCOME:
Income:
  Dividends (net of foreign tax withheld)               $   1,802     $  36,002      $  21,643
  Interest                                                  7,047         4,454         49,945
                                                            8,849        40,456         71,588
EXPENSES (NOTE 2):
  Management fees                                          17,998        15,174         12,431
  Custody and accounting fees                               6,235         3,580            791
  Professional fees                                         8,371         8,371          8,371
  Directors' fees                                           1,406         1,406          1,406
  Contractholder reports                                      456           456            456
  Other expenses                                              614           614          1,452
     Total expenses before reimbursement                   35,080        29,601         24,907
     Less: expense reimbursement                          (15,188)      (12,532)       (10,764)
     Net expenses                                          19,892        17,069         14,143
     Net investment income (loss)                         (11,043)       23,387         57,445

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
OPTIONS WRITTEN AND FOREIGN CURRENCY TRANSACTIONS:
  Realized gain (loss) from:
   Investment transactions                                740,656        17,146        122,672
   Foreign currency transactions                                -             -              -
   Option contracts written                                     -             -              -
     Net realized gain (loss) from investments,
      options written and foreign currency
      transactions                                        740,656        17,146        122,672
  Change in net unrealized appreciation (depreciation)
   from:
   Investments                                            (60,924)      (99,483)        81,097
   Options written                                              -             -              -
   Translation of assets and liabilities
     in foreign currencies                                      -             -              -
   Net unrealized appreciaton (depreciation)              (60,924)      (99,483)        81,097
     Net gain (loss) on investments, options written and
          foreign currency transactions                   679,732       (82,337)       203,769
     Increase (decrease) in net assets
      resulting from operations                          $668,689      $(58,950)      $261,214

See accompanying Notes to Financial Statements.


Statements of Operations

Six months ended June 30, 2000 (unaudited)

                                                        Intermediate       Global        Money
                                                        Fixed Income   Fixed Income      Market
INVESTMENT INCOME:
Income:
  Dividends (net of foreign tax withheld)                $    656      $    809       $      -
  Interest                                                 89,604       160,332         52,345
                                                           90,260       161,141         52,345
EXPENSES (NOTE 2):
  Management fees                                           7,632        20,907          3,524
  Custody and accounting fees                              10,102        19,384          2,602
  Professional fees                                         8,371         8,371          8,371
  Directors' fees                                           1,406         1,406          1,406
  Contractholder reports                                      456           456            456
  Other expenses                                            2,264         5,676            747
     Total expenses before reimbursement                   30,231        56,200         17,106
     Less: expense reimbursement                          (20,056)      (28,158)       (12,701)
     Net expenses                                          10,175        28,042          4,405
     Net investment income (loss)                          80,085       133,099         47,940

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
OPTIONS WRITTEN AND FOREIGN CURRENCY TRANSACTIONS:
  Realized gain (loss) from:
   Investment transactions                                (48,433)      (57,038)           (31)
   Foreign currency transactions                                -        (6,739)             -
   Option contracts written                                     -        (8,234)             -
     Net realized gain (loss) from investments,
      options written and foreign currency
      transactions                                        (48,433)      (72,011)           (31)
  Change in net unrealized appreciation (depreciation)
   from:
   Investments                                             52,118        69,327              -
   Options written                                              -        60,553              -
   Translation of assets and liabilities in
     foreign currencies                                         -         1,184              -
   Net unrealized appreciaton (depreciation)               52,118       131,064              -
     Net gain (loss) on investments,
      options written and foreign currency
      transactions                                          3,685        59,053            (31)

     Increase (decrease) in net assets
      resulting from operations                          $ 83,770     $ 192,152       $ 47,909

See accompanying Notes to Financial Statements.


Statements of Changes in Net Assets
                                                       Large Cap Value
                                                Six Months Ended
                                                    6/30/00     Year Ended
                                                  (unaudited)    12/31/99

OPERATIONS:
 Net investment income (loss)                      $   22,258    $ 71,117
 Net realized gain (loss) from investments,
  options written and foreign currency transactions  (178,552)     43,613
 Net unrealized appreciation (depreciation)
  on investments and translation of assets
  and liabilities in foreign currencies               (20,566)   (107,418)
   Net increase (decrease) in net assets
     resulting from operations                       (176,860)      7,312

DISTRIBUTIONS TO CONTRACTHOLDERS:
 Net investment income                                      -     (70,858)
 Net realized gain from investment transactions             -    (106,447)
   Total distributions to contractholders                   -    (177,305)

CAPITAL SHARE TRANSACTIONS:*
 Shares sold                                           75,624     339,750
 Reinvested distributions                                   -     177,305
                                                       75,624     517,055
 Shares repurchased                                  (122,131)   (380,023)
   Net increase from capital share transactions       (46,507)    137,032
     Net increase (decrease) in net assets           (223,367)    (32,961)
NET ASSETS:
 Beginning of period                                3,192,722   3,225,683
 End of period                                     $2,969,355  $3,192,722
 Undistributed (overdistributed) net investment
  income at end of period                          $   22,258  $        -

* Fund share transactions:
  Shares sold                                           8,531      32,458
  Reinvested distributions                                  -      19,024
                                                        8,531      51,482
  Shares repurchased                                  (13,899)    (38,400)
   Net increase in fund shares                         (5,368)     13,082

See accompanying Notes to Financial Statements.


Statements of Changes in Net Assets

                                                       Large Cap Growth
                                                Six Months Ended
                                                    6/30/00     Year Ended
                                                  (unaudited)    12/31/99
OPERATIONS:
 Net investment income (loss)                      $  (13,598)  $  (8,337)
 Net realized gain (loss) from investments,
  options written and foreign currency transactions   350,719     243,944
 Net unrealized appreciation (depreciation)
  on investments and translation of  assets
  and liabilities in foreign currencies               280,268     961,190
   Net increase (decrease) in net assets
     resulting from operations                        617,389   1,196,797

DISTRIBUTIONS TO CONTRACTHOLDERS:
 Net investment income                                      -           -
 Net realized gain from investment transactions             -           -
   Total distributions to contractholders                   -           -

CAPITAL SHARE TRANSACTIONS:*
 Shares sold                                        1,460,809     691,561
 Reinvested distributions                                   -           -
                                                    1,460,809     691,561
 Shares repurchased                                   (58,271)   (273,386)
   Net increase from capital share transactions     1,402,538     418,175
     Net increase (decrease) in net assets          2,019,927   1,614,972

NET ASSETS:
 Beginning of period                                4,608,115    2,993,143
 End of period                                     $6,628,042   $4,608,115
 Undistributed (overdistributed) net investment
  income at end of period                          $  (13,598)  $        -

*Fund share transactions:
  Shares sold                                          75,094       46,743
  Reinvested distributions                                  -            -
                                                       75,094       46,743
  Shares repurchased                                   (2,971)     (16,078)
   Net increase in fund shares                         72,123       30,665

See accompanying Notes to Financial Statements.


Statements of Changes in Net Assets

                                                        Mid Cap Equity
                                                Six Months Ended
                                                    6/30/00     Year Ended
                                                  (unaudited)    12/31/99


OPERATIONS:
 Net investment income (loss)                      $    2,283    $  9,510
 Net realized gain (loss) from investments,
  options written and foreign currency transactions 306,776 41,765 Net unrealized appreciation (depreciation)
  on investments and translation of  assets
  and liabilities in foreign currencies               (32,662)     16,246
   Net increase (decrease) in net assets
     resulting from operations                        276,397      67,521

DISTRIBUTIONS TO CONTRACTHOLDERS:
 Net investment income                                      -      (6,561)
 Net realized gain from investment transactions             -      (8,020)
   Total distributions to contractholders                   -     (14,581)

CAPITAL SHARE TRANSACTIONS:*
 Shares sold                                          140,698     240,982
 Reinvested distributions                                   -      14,581
                                                      140,698     255,563
 Shares repurchased                                   (26,515)    (14,350)
   Net increase from capital share transactions       114,183     241,213
     Net increase (decrease) in net assets            390,580     294,153

NET ASSETS:
 Beginning of period                                2,761,767    2,467,614
 End of period                                     $3,152,347   $2,761,767
 Undistributed (overdistributed) net investment
  income at end of period                          $    7,240   $    4,957

*Fund share transactions:
  Shares sold                                          12,190       22,359
  Reinvested distributions                                  -        1,304
                                                       12,190       23,663
  Shares repurchased                                   (2,203)      (1,357)
   Net increase in fund shares                          9,987       22,306

See accompanying Notes to Financial Statements.


Statements of Changes in Net Assets

                                                       Small Cap Equity
                                                Six Months Ended
                                                    6/30/00     Year Ended
                                                  (unaudited)    12/31/99


OPERATIONS:
 Net investment income (loss)                      $  (11,043)   $(12,679)
 Net realized gain (loss) from investments,
  options written and foreign currency transactions   740,656     500,893
 Net unrealized appreciation (depreciation)
  on investments and translation of  assets
  and liabilities in foreign currencies               (60,924)    713,163
   Net increase (decrease) in net assets
     resulting from operations                        668,689   1,201,377

DISTRIBUTIONS TO CONTRACTHOLDERS:
 Net investment income                                      -           -
 Net realized gain from investment transactions             -           -
   Total distributions to contractholders                   -           -

CAPITAL SHARE TRANSACTIONS:*
 Shares sold                                          553,288     220,277
 Reinvested distributions                                   -           -
                                                      553,288     220,277
 Shares repurchased                                   (38,962)    (16,292)
   Net increase from capital share transactions       514,326     203,985
     Net increase (decrease) in net assets          1,183,015   1,405,362

NET ASSETS:
 Beginning of period                                3,191,645    1,786,283
 End of period                                     $4,374,660   $3,191,645
 Undistributed (overdistributed) net investment
  income at end of period                          $  (11,043)  $        -

*Fund share transactions:
  Shares sold                                          37,545       23,943
  Reinvested distributions                                  -            -
                                                       37,545       23,943
  Shares repurchased                                   (2,811)      (1,642)
   Net increase in fund shares                         34,734       22,301

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets

                                                       Growth & Income
                                                Six Months Ended
                                                    6/30/00     Year Ended
                                                  (unaudited)    12/31/99


OPERATIONS:
 Net investment income                             $   23,387    $ 28,837
 Net realized gain (loss) from investments,
  options written and foreign currency transactions 17,146 295,605 Net unrealized appreciation (depreciation)
  on investments and translation of assets
  and liabilities in foreign currencies               (99,483)    157,639
   Net increase (decrease) in net assets
     resulting from operations                        (58,950)    482,081

DISTRIBUTIONS TO CONTRACTHOLDERS:
 Net investment income                                      -     (29,168)
 Net realized gain from investment transactions             -    (179,051)
   Total distributions to contractholders                   -    (208,219)

CAPITAL SHARE TRANSACTIONS:*
 Shares sold                                          589,323     410,275
 Reinvested distributions                                   -     208,219
                                                      589,323     618,494
 Shares repurchased                                   (42,511)    (24,163)
   Net increase from capital share transactions       546,812     594,331
     Net increase in net assets                       487,862     868,193

NET ASSETS:
 Beginning of period                                3,633,522    2,765,329
 End of period                                     $4,121,384   $3,633,522
 Undistributed (overdistributed) net investment
  income at end of period                          $   24,926   $    1,539

* Fund share transactions:
  Shares sold                                          48,030       32,130
  Reinvested distributions                                  -       16,631
                                                       48,030       48,761
  Shares repurchased                                   (3,437)      (1,902)
   Net increase in fund shares                         44,593       46,859

See accompanying Notes to Financial Statements.


Statements of Changes in Net Assets

                                                           Balanced
                                                Six Months Ended
                                                    6/30/00     Year Ended
                                                  (unaudited)    12/31/99
OPERATIONS:
 Net investment income                             $   57,445    $139,631
 Net realized gain (loss) from investments,
  options written and foreign currency transactions   122,672      (1,822)
 Net unrealized appreciation (depreciation)
  on investments and translation of  assets
  and liabilities in foreign currencies                81,097      83,757
   Net increase (decrease) in net assets
     resulting from operations                        261,214     221,566

DISTRIBUTIONS TO CONTRACTHOLDERS:
 Net investment income                                      -    (139,144)
 Net realized gain from investment transactions             -     (23,809)
   Total distributions to contractholders                   -    (162,953)

CAPITAL SHARE TRANSACTIONS:*
 Shares sold                                           77,900     258,313
 Reinvested distributions                                   -     162,953
                                                       77,900     421,266
 Shares repurchased                                   (25,378)   (152,797)
   Net increase from capital share transactions        52,522     268,469
     Net increase in net assets                       313,736     327,082

NET ASSETS:
 Beginning of period                                2,970,639   2,643,557
 End of period                                     $3,284,375  $2,970,639
 Undistributed (overdistributed) net investment
  income at end of period                          $   57,445  $        -

*Fund share transactions:
  Shares sold                                           8,036      27,668
  Reinvested distributions                                  -      18,006
                                                        8,036      45,674
  Shares repurchased                                   (2,632)    (16,248)
   Net increase in fund shares                          5,404      29,426

See accompanying Notes to Financial Statements.


Statements of Changes in Net Assets

                                                  Intermediate Fixed Income
                                                Six Months Ended
                                                    6/30/00     Year Ended
                                                  (unaudited)    12/31/99

OPERATIONS:
 Net investment income                             $   80,085    $152,801
 Net realized gain (loss) from investments,
  options written and foreign currency transactions   (48,433)    (89,948)
 Net unrealized appreciation (depreciation)
  on investments and translation of  assets
  and liabilities in foreign currencies                52,118     (68,697)
   Net increase (decrease) in net assets
     resulting from operations                         83,770      (5,844)

DISTRIBUTIONS TO CONTRACTHOLDERS:
 Net investment income                                      -    (152,919)
 Net realized gain from investment transactions             -     (14,064)
   Total distributions to contractholders                   -    (166,983)

CAPITAL SHARE TRANSACTIONS:*
 Shares sold                                           78,356     266,136
 Reinvested distributions                                   -     166,983
                                                       78,356     433,119
 Shares repurchased                                  (111,955)   (136,055)
   Net increase from capital share transactions       (33,599)    297,064
     Net increase in net assets                        50,171     124,237

NET ASSETS:
 Beginning of period                                2,539,667   2,415,430
 End of period                                     $2,589,838  $2,539,667
 Undistributed (overdistributed) net investment
  income at end of period                          $   83,185    $  3,100

*Fund share transactions:
  Shares sold                                           8,391      26,735
  Reinvested distributions                                  -      17,955
                                                        8,391      44,690
  Shares repurchased                                  (11,886)    (13,670)
   Net increase in fund shares                         (3,495)     31,020

See accompanying Notes to Financial Statements.


Statements of Changes in Net Assets

                                                     Global Fixed Income
                                                Six Months Ended
                                                    6/30/00     Year Ended
                                                  (unaudited)    12/31/99
OPERATIONS:
 Net investment income                             $  133,099    $285,559
 Net realized gain (loss) from investments,
  options written and foreign currency transactions   (72,011)   (115,510)
 Net unrealized appreciation (depreciation)
  on investments and translation of  assets
  and liabilities in foreign currencies               131,064    (184,434)
   Net increase (decrease) in net assets
     resulting from operations                        192,152     (14,385)

DISTRIBUTIONS TO CONTRACTHOLDERS:
 Net investment income                                      -    (381,181)
 Net realized gain from investment transactions             -           -
   Total distributions to contractholders                   -    (381,181)

CAPITAL SHARE TRANSACTIONS:*
 Shares sold                                           17,531      50,185
 Reinvested distributions                                   -     381,181
                                                       17,531     431,366
 Shares repurchased                                      (840)     (2,433)
   Net increase from capital share transactions        16,691     428,933
     Net increase in net assets                       208,843      33,367

NET ASSETS:
 Beginning of period                                5,515,983    5,482,616
 End of period                                     $5,724,826   $5,515,983
 Undistributed (overdistributed) net investment
  income at end of period                          $   72,965    $ (60,134)

*Fund share transactions:
  Shares sold                                           1,902       5,070
  Reinvested distributions                                  -      41,343
                                                        1,902      46,413
  Shares repurchased                                      (89)       (247)
   Net increase in fund shares                          1,813      46,166

See accompanying Notes to Financial Statements.


Statements of Changes in Net Assets

                                                          Operations
                                                Six Months Ended
                                                    6/30/00     Year Ended
                                                  (unaudited)    12/31/99
OPERATIONS:
 Net investment income                             $   47,940    $ 56,928
 Net realized gain (loss) from investments,
  options written and foreign currency transactions       (31)        (42)
 Net unrealized appreciation (depreciation)
  on investments and translation of  assets
  and liabilities in foreign currencies                     -           -
   Net increase (decrease) in net assets
     resulting from operations                         47,909      56,886

DISTRIBUTIONS TO CONTRACTHOLDERS:
 Net investment income                                (47,940)    (56,928)
 Net realized gain from investment transactions             -           -
   Total distributions to contractholders             (47,940)    (56,928)

CAPITAL SHARE TRANSACTIONS:*
 Shares sold                                        3,973,470    2,417,415
 Reinvested distributions                                   -       56,748
                                                    3,973,470    2,474,163
 Shares repurchased                                (3,865,874)  (2,143,409)
   Net increase from capital share transactions       107,596      330,754
     Net increase in net assets                       107,565      330,712

NET ASSETS:
 Beginning of period                                1,601,159    1,270,447
 End of period                                     $1,708,724   $1,601,159
 Undistributed (overdistributed) net investment
  income at end of period                          $        -   $        -

*Fund share transactions:
  Shares sold                                       3,973,470    2,417,415
  Reinvested distributions                                  -       56,748
                                                    3,973,470    2,474,163
  Shares repurchased                               (3,865,874)  (2,143,409)
   Net increase in fund shares                        107,596      330,754

See accompanying Notes to Financial Statements.


Notes to Financial Statements

1. SIGNIFICANT ACCOUNTING POLICIES:

Investors Mark Series Fund (the Fund) is registered under the Investment Company Act of 1940 (as amended) as a diversified open-end management investment company of the series type. The Fund is required to account for the assets of each series separately and to allocate general liabilities of the Fund to each series based upon the net asset value of each series. Shares of the Fund are distributed to a variable annuity separate account of Business Men's Assurance Company of America. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

A. INVESTMENT VALUATION - Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the last quoted sales price; securities for which there were no sales reported are valued at the mean between the bid and ask prices; exchange listed options are valued at the last sales price; bonds and other securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the Board of Directors. Securities with maturities of 60 days or less when acquired or subsequently within 60 days of maturity are valued at amortized cost, which approximates market value.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investment in foreign securities may involve risks not present in domestic investments. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Pursuant to Rule 2a-7 of the Investment Company Act of 1940 (as amended), securities in the Money Market Portfolio are valued at amortized cost, which approximates market value.

B. OPTIONS - When a call or put option is written, an amount equal to the premium received is recorded as a liability. The liability is marked-to-market daily to reflect the current market value of the option written. When a written option expires, a gain is realized in the amount of the premium originally received. If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction. If a written call is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which is purchased upon exercise of the option.

Purchased options are recorded as investments and marked-to-market daily to reflect the current market value of the option contract. If a purchased option expires, a loss is realized in the amount of the cost of the option. If a closing transaction is entered into, a gain or loss is realized, to the extent that the proceeds from the sale are greater or less than the cost of the option. If a put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid.

C. FOREIGN CURRENCY TRANSLATION - All assets and liabilities expressed in foreign currencies are converted into U.S. dollars based on current exchange rates at the end of the period. Purchases and sales of investments in securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. The Portfolios of the Fund do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

D. FORWARD FOREIGN CURRENCY CONTRACTS - The Global Fixed Income Portfolio may enter into forward foreign currency contracts as a way of managing foreign exchange rate risk. The portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. These contracts may also be used to hedge the U.S. dollar value of securities owned which are denominated in foreign currencies.

Forward foreign currency contracts are valued each day at the close of the New York Stock Exchange at the forward rate, and are marked-to-market daily. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss equal to the difference between the value of the contract at the time it was opened and closed is recorded.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. These contracts involve market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The face or contract amount in U.S. dollars reflects the total exposure the portfolio has in that particular currency contract. In addition, there could be exposure to risks (limited to the amount of unrealized gains) if the counterparties to the contracts are unable to meet the terms of their contracts.

E. EXPENSE LIMITATIONS - Investors Mark Advisor, LLC. (the Advisor), has voluntarily agreed to pay certain operating expenses in an amount that limits the total operating expenses of the portfolios to an annual rate of .50% of average daily net assets for the Money Market Portfolio; .80% of average daily net assets for the Intermediate Fixed Income Portfolio; .90% of the average daily net assets for Mid Cap Equity, Large Cap Value, Large Cap Growth, Growth & Income and Balanced Portfolios; 1.00% of average daily net assets for the Global Fixed Income Portfolio and 1.05% of average daily net assets for the Small Cap Equity Portfolio. This expense limitation may be modified or terminated at the discretion of the Advisor at any time without notice to contractholders. The Advisor may be reimbursed by the Portfolios for such expenses at a later date. This may be done only if such reimbursement does not cause a Portfolio's expenses to exceed the expense cap percentage shown above.

F. DISTRIBUTIONS TO CONTRACTHOLDERS - Distributions to contractholders are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences are primarily due to differing treatments for expiration of net operating losses and recharacterization of foreign currency gains and losses.

G. FEDERAL INCOME TAXES - The Fund complied with the requirements of the Internal Revenue Code applicable to regulated investment companies and therefore, no provision for federal or state tax is required. For the year ended December 31, 1999 for federal income tax purposes, the Large Cap Value, Growth & Income, and Intermediate Fixed Income Portfolios has designated capital gain dividends of $82,080, $179,051, and $7,416, respectively. As of December 31, 1999, the Mid Cap Equity, Small Cap Equity, Balanced, Intermediate Fixed Income, Global Fixed Income, and Money Market Portfolios have an accumulated net realized loss on sales of investments for federal income tax purposes of $26,210, $76,243, $16,496, $62,906, $28,625, and $42, respectively, expiring in 2007, 2006, 2007, 2007, 2007, and 2007, respectively, which are available to offset future taxable gains.

H. SECURITY TRANSACTIONS AND INVESTMENT INCOME - Security transactions are accounted for on the date the securities are purchased or sold. Dividend income and distributions to contractholders are recorded on the ex-dividend date. Realized gains and losses from investment transactions are determined on the identified cost basis.

I. USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from such estimates.

2. ADVISORY FEES

Advisory fees are paid to the Advisor based on an annual percentage of average daily net assets. Listed below are advisory fees as a percentage of average daily net assets.

                                  % of Net Assets

Large Cap Value                         0.80%
Large Cap Growth                        0.80%
Mid Cap Equity                          0.80%
Small Cap Equity                        0.95%
Growth & Income                         0.80%
Balanced                                0.80%
Intermediate Fixed Income               0.60%
Global Fixed Income                     0.75%
Money Market                            0.40%

3. INVESTMENT TRANSACTIONS

Investment transactions for the period ended June 30, 2000, (excluding maturities of short-term commercial notes and repurchase agreements) are as follows:

                                        Proceeds
Portfolio                  Purchases   from sales

Large Cap Value            $1,004,755  $  920,380
Large Cap Growth            3,085,221   2,053,400
Mid Cap Equity              1,905,044   1,867,404
Small Cap Equity            2,979,607   2,528,696
Growth & Income             2,856,147   1,315,699
Balanced                    1,429,383   1,327,660
Intermediate Fixed Income   1,808,667   1,662,874
Global Fixed Income         7,528,818   7,291,744

4. OPTIONS WRITTEN
The following options written were outstanding for the Global Fixed Income Portfolio as of June 30, 2000:

PUT OPTIONS WRITTEN
                               Expiration   Exercise Number of  Market
Issuer/Currency                   Date       Price   Contracts  Value

Australian Dollar                 Jan-01     59.900      800   $ 1,483
Euro                              Sep-00    106.300      501     2,590
Euro                             Nov -00     89.100      600       407
Euro                              Dec-01     90.000      500     2,151
German Deutschemark               Jul-00     91.080      500       196
German Deutschemark               Nov-00     91.670      500       134
United States Dollar              Jul-00    113.750      973     7,342
United States Dollar              Jul-00    122.000      640     9,792
United States Dollar              Aug-00     94.250      750       258
United States Dollar              Sep-00     95.120      530       124
United States Dollar              Sep-00     94.340      250        28
United States Dollar              Sep-00     94.100      500        54
United States Dollar              Oct-00    100.240    1,000       553
United States Dollar              Oct-00     94.000    1,000       219
United States Dollar              Dec-00     93.620      500       148
United States Dollar              Jan-01     91.460      500        53
United States Dollar              Feb-01    106.500      319       896
United States Dollar              Feb-01    100.000    1,000     1,016
United States Dollar              Feb-01    100.000    1,000       981
United States Dollar              Mar-01     95.160    1,000       328
United States Dollar              Apr-01      9.500      400       226
United States Dollar              Apr-01      9.250      200        61
Total put options outstanding
  premiums received, $32,070                                  $ 29,040

CALL OPTIONS WRITTEN
                               Expiration   Exercise Number of  Market
Issuer/Currency                   Date       Price   Contracts  Value

British Pound                     Sep-00     126.700       325   $ 895
British Pound                     Feb-01     192.750       300     141
German Deutschemark               Jan-01     104.220     1,000     288
German Deutschemark               Feb-01     103.520       500     239
United States Dollar              Aug-00     130.200       500       -
United States Dollar              Feb-01     106.050     1,000   1,172
United States Dollar              Mar-01     106.080     1,000   1,172
United States Dollar              Aug-00     103.310       750     293
United States Dollar              Dec-00     102.870       500     250
United States Dollar              Jan-01     100.460       500     835
United States Dollar              Feb-01     104.170     1,000   1,669
United States Dollar              Feb-01     100.030       500     789
Total call options outstanding
  premiums received, $6,098                                    $ 7,743

Transactions in options written for the Global Fixed Income Portfolio for the period ended June 30, 2000, were as follows:
                                                 Number of      premium
                                                 contracts       amount
PUT OPTIONS WRITTEN
Balance at December 31, 1999                       214,977     $   60,008
Opened                                              13,920         20,232
Expired                                               (650)          (780)
Closed                                            (214,285)       (47,390)
Balance at June 30, 2000                            13,962     $   32,070

CALL OPTIONS WRITTEN
Balance at December 31, 1999                         8,924     $    8,594
Opened                                               9,400          6,793
Expired                                             (1,500)        (2,392)
Closed                                              (8,949)        (6,897)
Balance at June 30, 2000                             7,875     $    6,098

5. FORWARD FOREIGN CURRENCY CONTRACTS
Following is a summary of forward foreign currency contracts that were outstanding at June 30, 2000 for the Global Fixed Income Portfolio:

CONTRACTS TO SELL CURRENCY:
                                   Foreign     Amount        U.S.       Net
                                   Currency    To Be       $ Value   Unrealized
                    Settlement      To Be   Received In      As Of  Appreciation
                       Date       Delivered    U.S. $      6/30/00  Depreciation

Argentine Peso  7/10/00 - 4/17/02    53,321  $   50,136  $   53,348  $  (3,212)
Canadian Dollar          9/20/00    320,000     217,031     216,553        478
Danish Krone             9/20/00    350,000      44,637      44,890       (253)
Euro            6/30/00 - 8/22/01 1,482,752   1,422,209   1,421,185      1,024
British Pound            9/20/00    338,000     508,508     513,321     (4,813)
Hong Kong Dollar         8/13/01    439,578      55,585      56,415       (830)
Japanese Yen    9/20/00 - 5/17/01 107,220,000 1,022,276   1,029,045     (6,769)
New Zealand Dollar       9/20/00     10,000       4,786       4,692         94
Poland Zlotty            7/24/00     82,198      19,506      18,768        738
Swedish Krona            9/20/00    690,000      80,584      78,779      1,805
Singapore Dollar         9/27/00    135,000      78,669      78,878       (209)
Thai Bat                 9/11/00  2,029,000    50,000        51,887     (1,887)
                                           $3,553,927    $3,567,761  $ (13,834)
CONTRACTS TO BUY CURRENCY:
                                   Foreign     Amount       U.S.       Net
                                   Currency    To Be      $ Value   Unrealized
                    Settlement      To Be     Paid In      As Of   Appreciation
                       Date        Received    U.S. $    6/30/00   Depreciation

Argentine Peso  9/7/00 - 4/17/02      51,275 $   49,830 $   51,301 $   1,471
Canadian Dollar          9/27/00     155,000    105,610    104,907      (703)
Euro            7/6/00 - 9/20/00     209,844    199,335    200,980     1,645
Hungary Forint            8/8/00   2,942,136     10,002     10,788       786
Japanese Yen    7/31/00 - 9/27/00 37,010,000    356,502    352,934    (3,568)
Poland Zlotty            7/24/00      82,198     20,000     18,768    (1,232)
Slovakia Koruna          9/11/00     578,163     13,900     12,994      (906)
Thai Bat                 9/11/00     949,500     25,000     24,281      (719)
                                             $  780,179  $ 776,953 $  (3,226)


Financial Highlights

Condensed data for a share of capital stock outstanding throughout each period.

                                                         LARGE CAP VALUE
                                      FOR THE SIX                          For The Period
                                      MONTH PERIOD      Years Ended         From 11/13/97
                                      ENDED 6/30/00     DECEMBER 31,       (Commencement)
                                       (UNAUDITED)    1999       1998        TO 12/31/97

Net asset value, beginning of period     $ 9.40    $    9.88   $   9.69        $ 10.00
Net asset value, beginning of period     $ 9.40    $    9.88   $   9.69        $ 10.00
  Income from investment operations:
 Net investment income (loss)              0.07         0.22       0.13           0.02
 Net gains (losses) on securities
  (both realized and unrealized)          (0.59)       (0.15)      0.35          (0.31)

Total income (loss) from
 investment operations                    (0.52)        0.07       0.48          (0.29)
  Less distributions:
  Dividends from net
   investment income                          -        (0.22)     (0.14)         (0.02)
  Distributions from capital gains            -        (0.33)     (0.15)             -
    Total distributions                       -        (0.55)     (0.29)         (0.02)
Net asset value, end of period          $  8.88     $   9.40     $ 9.88       $   9.69
Total return*                             (5.53%)       0.79%      5.03%         (2.86%)

Ratios/Supplemental Data
Net assets, end of period
 (in thousands)                         $ 2,969     $  3,193     $ 3,226      $  2,444
Ratio of expenses to average
 net assets**                              0.90%        0.90%       0.90%         0.90%
Ratio of net investment income (loss)
 to average net assets**                   1.50%        2.00%       1.44%         2.21%
Ratio of expenses to average net assets
 before voluntary expense
  reimbursement **                         1.59%        1.49%       1.55%         2.78%
Ratio of net investment income (loss)
 to average net assets before voluntary
 expense reimbursement **                  0.80%        1.41%       0.79%         0.33%
Portfolio turnover rate                      28%          23%         18%            -

*Total return not annualized for periods less than one full year
**Annualized for periods less than one full year

See accompanying Notes to Financial Statements.


Financial Highlights

Condensed data for a share of capital stock
outstanding throughout each period.
                                                      LARGE CAP Growth
                                     FOR THE SIX                          For The Period
                                     MONTH PERIOD       Years Ended       From 11/13/97
                                     ENDED 6/30/00      DECEMBER 31,      (Commencement)
                                      (UNAUDITED)     1999        1998      to 12/31/97

Net asset value, beginning of period    $ 18.03     $ 13.31      $ 10.71      $ 10.00
  Income from investment operations:
 Net investment income (loss)             (0.04)      (0.03)           -            -
 Net gains (losses) on securities
  (both realized and unrealized)           2.24        4.75         2.61         0.71
Total income (loss) from
 investment operations                     2.20        4.72         2.61         0.71
  Less distributions:
   Dividends from net investment income       -           -        (0.01)           -
   Distributions from capital gains           -           -            -            -
  Total distributions                         -           -        (0.01)           -
Net asset value, end of period          $ 20.23     $ 18.03      $ 13.31     $  10.71
Total return*                             12.20%      35.46%       24.35%        7.10%
Ratios/Supplemental Data
Net assets, end of period
 (in thousands)                         $ 6,628     $ 4,608      $ 2,993     $  2,157
Ratio of expenses to average
 net assets**                              0.90%       0.90%        0.90%        0.90%
Ratio of net investment income (loss)
 to average net assets**                  (0.48%)     (0.23%)      (0.02%)       0.33%
Ratio of expenses to average net assets
 before voluntary expense
  reimbursement **                         1.25%       1.49%        1.66%        3.19%
Ratio of net investment income (loss)
 to average net assets before voluntary
 expense reimbursement **                 (0.83%)     (0.82%)      (0.78%)      (1.96%)
Portfolio turnover rate                      37%         72%          49%           -

*Total return not annualized for periods less than one full year
**Annualized for periods less than one full year

See accompanying Notes to Financial Statements.


Financial Highlights

Condensed data for a share of capital stock outstanding throughout each period.

                                                       Mid Cap Equity
                                      FOR THE SIX                        For The Period
                                     MONTH PERIOD       Years Ended       From 11/13/97
                                     ENDED 6/30/00      DECEMBER 31,     (Commencement)
                                       (UNAUDITED)    1999        1998     TO 12/31/97

Net asset value, beginning of period    $ 11.30     $ 11.11      $ 10.49     $ 10.00
  Income from investment operations:
 Net investment income (loss)              0.01        0.04         0.04        0.02
 Net gains (losses) on securities
  (both realized and unrealized)           1.09        0.21         0.69        0.49
Total income (loss) from
 investment operations                     1.10        0.25         0.73        0.51
  Less distributions:
   Dividends from net investment income       -       (0.03)       (0.03)      (0.02)
   Distributions from capital gains           -       (0.03)       (0.08)          -
  Total distributions                         -       (0.06)       (0.11)      (0.02)
Net asset value, end of period          $ 12.40     $ 11.30      $ 11.11    $  10.49
Total return*                              9.74%       2.26%        7.03%       5.07%
Ratios/Supplemental Data
Net assets, end of period
 (in thousands)                         $ 3,152     $ 2,762      $ 2,468    $  2,119
Ratio of expenses to average
 net assets**                              0.90%       0.90%        0.90%       0.90%
Ratio of net investment income (loss)
 to average net assets**                   0.16%       0.38%        0.38%       1.34%
Ratio of expenses to average net assets
 before voluntary expense
  reimbursement **                         2.16%       2.33%        2.38%       3.40%
Ratio of net investment income (loss)
 to average net assets before voluntary
 expense reimbursement **                 (1.11%)     (1.05%)      (1.10%)     (1.16%)
Portfolio turnover rate                      66%         97%         166%         13%

*Total return not annualized for periods less than one full year
**Annualized for periods less than one full year

See accompanying Notes to Financial Statements.


Financial Highlights

Condensed data for a share of capital stock outstanding throughout each period.

                                                        Small Cap Equity
                                       FOR THE SIX                       For The Period
                                       MONTH PERIOD      Years Ended      From 11/13/97
                                       ENDED 6/30/00     DECEMBER 31,     (Commencement)
                                        (UNAUDITED)    1999        1998    to 12/31/97
Net asset value, beginning of period    $ 13.20     $    8.14    $   9.72   $ 10.00
  Income from investment operations:
 Net investment income (loss)             (0.04)        (0.05)      (0.05)        -
 Net gains (losses) on securities
  (both realized and unrealized)           2.66          5.11       (1.53)    (0.28)

Total income (loss) from
 investment operations                     2.62          5.06       (1.58)    (0.28)
  Less distributions:
  Dividends from net investment income        -             -           -          -
  Distributions from capital gains            -             -           -          -
  Total distributions                         -             -           -          -

Net asset value, end of period          $ 15.82     $   13.20     $  8.14   $   9.72
Total return*                             19.85%        62.16%     (16.22%)    (2.80%)
Ratios/Supplemental Data
Net assets, end of period
 (in thousands)                         $ 4,375     $   3,192     $ 1,786   $  1,960
Ratio of expenses to average
 net assets**                              1.05%         1.05%       1.05%      1.05%
Ratio of net investment income (loss)
 to average net assets**                  (0.58%)       (0.61%)     (0.52%)     0.29%
Ratio of expenses to average net
 assets before voluntary expense
 reimbursement **                          1.85%         2.53%       2.29%      3.49%
Ratio of net investment income (loss)
 to average net assets before voluntary
 expense reimbursement **                 (1.38%)       (2.09%)     (1.76%)    (2.15%)
Portfolio turnover rate                      74%          123%        132%         8%

*Total return not annualized for periods less than one full year
**Annualized for periods less than one full year

See accompanying Notes to Financial Statements.


Financial Highlights

Condensed data for a share of capital stock outstanding throughout each period.

                                                      Growth & Income
                                      FOR THE SIX                       For The Period
                                      MONTH PERIOD      Years Ended     From 11/13/97
                                     ENDED 6/30/00      DECEMBER 31,    (Commencement)
                                      (UNAUDITED)     1999        1998    to 12/31/97
Net asset value, beginning of period    $ 12.67     $ 11.53      $ 10.41    $ 10.00
  Income from investment operations:
 Net investment income (loss)              0.07        0.11         0.13       0.02
 Net gains (losses) on securities
  (both realized and unrealized)          (0.30)       1.80         1.12       0.40
Total income (loss) from
 investment operations                    (0.23)       1.91         1.25       0.42
  Less distributions:
   Dividends from net investment income       -       (0.11)       (0.13)     (0.01)
   Distributions from capital gains           -       (0.66)           -          -
  Total distributions                         -       (0.77)       (0.13)     (0.01)
Net asset value, end of period          $ 12.44     $ 12.67      $ 11.53   $  10.41
Total return*                             (1.82%)     16.65%       12.03%      4.25%
Ratios/Supplemental Data
Net assets, end of period
 (in thousands)                         $ 4,121     $ 3,634      $ 2,765   $  2,101
Ratio of expenses to average
 net assets**                              0.90%       0.90%        0.90%      0.90%
Ratio of net investment income (loss)
 to average net assets**                   1.23%       0.92%        1.23%      1.50%
Ratio of expenses to average net assets
 before voluntary expense
  reimbursement **                         1.56%       1.67%        1.75%      3.19%
Ratio of net investment income (loss)
 to average net assets before voluntary
 expense reimbursement **                  0.57%       0.15%        0.38%     (0.79%)
Portfolio turnover rate                      25%         66%          76%         -

*Total return not annualized for periods less than one full year
**Annualized for periods less than one full year

See accompanying Notes to Financial Statements.


Financial Highlights

Condensed data for a share of capital stock outstanding throughout each period.

                                                         Balanced
                                    FOR THE SIX                        For The Period
                                    MONTH PERIOD        Years Ended    From 11/13/97
                                   ENDED 6/30/00        DECEMBER 31,   (Commencement)
                                     (UNAUDITED)     1999         1998   to 12/31/97
Net asset value, beginning of period    $  9.08     $  8.88      $  9.96    $ 10.00
  Income from investment operations:
 Net investment income (loss)              0.17        0.45         0.47       0.06
 Net gains (losses) on securities
  (both realized and unrealized)           0.62        0.28        (1.08)     (0.04)
Total income (loss) from
 investment operations                     0.79        0.73        (0.61)      0.02
  Less distributions:
   Dividends from net investment income       -       (0.45)       (0.47)     (0.06)
   Distributions from capital gains           -       (0.08)           -          -
  Total distributions                         -       (0.53)       (0.47)     (0.06)
Net asset value, end of period          $  9.87     $  9.08      $  8.88   $   9.96
Total return*                              8.70%       8.21%       (6.03%)     0.18%
Ratios/Supplemental Data
Net assets, end of period
 (in thousands)                         $ 3,284     $ 2,971      $ 2,644   $  2,518
Ratio of expenses to average
 net assets**                              0.90%       0.90%        0.90%      0.90%
Ratio of net investment income (loss)
 to average net assets**                   3.66%       4.88%        5.00%      4.78%
Ratio of expenses to average net assets
 before voluntary expense
  reimbursement **                         1.58%       1.72%        1.59%      2.78%
Ratio of net investment income (loss)
 to average net assets before voluntary
 expense reimbursement **                  2.97%       4.06%        4.31%      2.90%
Portfolio turnover rate                      29%         43%          73%         -

*Total return not annualized for periods less than one full year
**Annualized for periods less than one full year

See accompanying Notes to Financial Statements.


Financial Highlights

Condensed data for a share of capital stock outstanding throughout each period.

                                                     Intermediate Fixed
                                      FOR THE SIX                      For The Period
                                     MONTH PERIOD       Years Ended     From 11/13/97
                                     ENDED 6/30/00      DECEMBER 31,    (Commencement)
                                      (UNAUDITED)     1999        1998    to 12/31/97
Net asset value, beginning of period    $  9.28     $  9.95      $ 10.06    $ 10.00
  Income from investment operations:
 Net investment income                     0.30        0.60         0.57       0.07
 Net gains (losses) on securities
  (both realized and unrealized)           0.01       (0.62)       (0.05)      0.06
Total income (loss) from
 investment operations                     0.31       (0.02)        0.52       0.13
  Less distributions:
  Dividends from net investment income        -       (0.60)       (0.56)     (0.07)
  Dividends from capital gains                -       (0.05)       (0.07)         -
 Tax return of capital                        -           -            -          -
  Total distributions                         -       (0.65)       (0.63)     (0.07)
Net asset value, end of period          $  9.59     $  9.28      $  9.95    $ 10.06
Total return*                              3.34%      (0.19%)       5.16%      1.27%

Ratios/Supplemental Data
Net assets, end of period
 (in thousands)                         $ 2,590     $ 2,540      $ 2,415    $ 2,038
Ratio of expenses to average
 net assets**                              0.80%       0.80%        0.80%      0.80%
Ratio of net investment income (loss)
 to average net assets**                   6.26%       6.01%        5.75%      5.40%
Ratio of expenses to average
 net assets before voluntary
 expense reimbursement **                  2.36%       2.25%        1.97%      3.09%
Ratio of net investment income (loss)
 to average net assets before voluntary
  expense reimbursement**                  4.69%       4.56%        4.58%      3.11%
Portfolio turnover rate                      69%        147%         132%        39%

Total return not annualized for periods less than one full year
Annualized for periods less than one full year

See accompanying Notes to Financial Statements.


Financial Highlights

Condensed data for a share of capital stock outstanding throughout each period.

                                                     Global Fixed Income
                                       FOR THE SIX                      For The Period
                                       MONTH PERIOD     Years Ended     From 11/13/97
                                      ENDED 6/30/00     DECEMBER 31,    (Commencement)
                                       (UNAUDITED)    1999        1998    to 12/31/97

Net asset value, beginning of period    $  9.21     $  9.92      $ 10.09    $ 10.00
  Income from investment operations:
 Net investment income                     0.22        0.51         0.84       0.09
 Net gains (losses) on securities
  (both realized and unrealized)           0.10       (0.54)       (0.11)      0.08
Total income (loss) from
 investment operations                     0.32       (0.03)        0.73       0.17
  Less distributions:
   Dividends from net investment income       -       (0.68)       (0.54)     (0.08)
   Distributions from capital gains           -           -        (0.06)         -
   Tax return of capital                      -           -        (0.30)         -
  Total distributions                         -       (0.68)       (0.90)     (0.08)
Net asset value, end of period          $  9.53     $  9.21      $  9.92   $  10.09
Total return*                              3.48%      (0.27%)       7.23%      1.70%
Ratios/Supplemental Data
Net assets, end of period
 (in thousands)                         $ 5,725     $ 5,516      $ 5,483   $  5,099
Ratio of expenses to average
 net assets**                              1.00%       1.00%        1.00%      1.00%
Ratio of net investment income (loss)
 to average net assets**                   4.75%       5.17%        5.40%      5.29%
Ratio of expenses to average net assets
 before voluntary expense
  reimbursement **                         2.00%       1.67%        1.47%      2.28%
Ratio of net investment income (loss)
 to average net assets before voluntary
 expense reimbursement **                  3.74%       4.50%        4.93%      4.01%
Portfolio turnover rate                     160%        167%         185%        25%

*Total return not annualized for periods less than one full year
**Annualized for periods less than one full year

See accompanying Notes to Financial Statements.


Financial Highlights

Condensed data for a share of capital stock outstanding throughout each period.

                                                     Money Market
                                    FOR THE SIX                        For The Period
                                    MONTH PERIOD       Years Ended     From 11/13/97
                                    ENDED 6/30/00      DECEMBER 31,    (Commencement)
                                     (UNAUDITED)     1999         1998   to 12/31/97


Net asset value, beginning of period    $ 1.00      $ 1.00       $ 1.00     $ 1.00
  Income from investment operations:
 Net investment income                    0.05        0.05         0.05       0.01
 Net gains (losses) on securities
  (both realized and unrealized)             -           -            -          -
Total income (loss) from
 investment operations                    0.05        0.05         0.05       0.01
  Less distributions:
   Dividends from net investment income  (0.05)      (0.05)       (0.05)     (0.01)
   Distributions from capital gains          -           -            -          -
   Tax return of capital                     -           -            -          -
  Total distributions                    (0.05)      (0.05)       (0.05)     (0.01)
Net asset value, end of period         $  1.00     $  1.00      $  1.00   $   1.00
Total return*                             2.72%       4.60%        5.05%      0.71%

Ratios/Supplemental Data
Net assets, end of period
 (in thousands)                        $ 1,709     $ 1,601      $ 1,270   $  1,019
Ratio of expenses to average
 net assets**                             0.50%       0.50%        0.50%      0.50%
Ratio of net investment income (loss)
 to average net assets**                  5.41%       4.52%        4.93%      5.26%
Ratio of expenses to average net assets
 before voluntary expense
  reimbursement **                        1.93%       2.72%        2.89%      4.90%
Ratio of net investment income (loss)
 to average net assets before voluntary
 expense reimbursement **                 3.98%       2.30%        2.54%      0.86%
Portfolio turnover rate                      -           -            -          -

*Total return not annualized for periods less than one full year
**Annualized for periods less than one full year

See accompanying Notes to Financial Statements.


This report has been prepared for the information of the Contractholders of Investors Mark Series Fund, Inc. and is not to be construed as an offering of the shares of the Fund. Shares of the Fund are offered only by the Prospectus, a copy of which may be obtained from Business Men's Assurance Company of America.